UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-9036

UBS Relationship Funds

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Bruce Leto, Esq.
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 215-564

Registrant’s telephone number, including area code:  212-882 5000

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2004

Item 1. Schedule of Investments

UBS Global Securities Relationship Fund — Schedule of Investments

September 30, 2004 (Unaudited)

	Shares	Value
Equities — 64.69%
U.S. Equities — 40.67%
Advance Auto Parts, Inc. (a) (b)	52,000	$1,788,800
Aflac, Inc.	99,400	3,897,474
Albertson’s, Inc. (b)	218,100	5,219,133
Allergan, Inc.	166,600	12,086,830
Allstate Corp.	92,500	4,439,075
American Electric Power Co., Inc. (b)	131,650	4,207,534
American International Group, Inc.	8,076	549,087
Anthem, Inc. (a)	52,700	4,598,075
BEA Systems, Inc. (a)	293,600	2,028,776
Boeing Co.	125,400	6,473,148
Bristol-Myers Squibb Co.	165,600	3,919,752
Burlington Northern Santa Fe Corp.	339,600	13,010,076
Cephalon, Inc. (a) (b)	82,800	3,966,120
Citigroup, Inc.	429,175	18,935,201
CMS Energy Corp. (a) (b)	168,800	1,606,976
Costco Wholesale Corp.	230,100	9,562,956
Delta Air Lines, Inc. (a) (b)	155,600	511,924
Dex Media, Inc. (a) (b)	103,200	2,184,744
Dominion Resources, Inc.	43,800	2,857,950
Eastman Chemical Co.	62,500	2,971,875
Equifax, Inc.	91,200	2,404,032
Exelon Corp.	254,300	9,330,267
ExxonMobil Corp.	260,700	12,599,631
FirstEnergy Corp.	177,320	7,284,306
Freddie Mac	177,700	11,593,148
Gannett Co., Inc.	38,300	3,208,008
Genzyme Corp. (a)	136,000	7,399,760
Guidant Corp.	54,200	3,579,368
Hartford Financial Services Group, Inc.	71,200	4,409,416
Hewlett-Packard Co.	136,900	2,566,875
Illinois Tool Works, Inc.	123,300	11,487,861
Ingersoll-Rand Co., Class A	37,400	2,542,078
Interpublic Group of Cos., Inc. (a)	289,000	3,060,510
Johnson & Johnson	206,724	11,644,763
Johnson Controls, Inc.	85,300	4,845,893
JPMorgan Chase & Co.	281,700	11,191,941
Kerr-McGee Corp.	34,850	1,995,162
Kimberly-Clark Corp.	103,800	6,704,442
Kohl’s Corp. (a)	92,700	4,467,213
Kroger Co. (a)	289,300	4,489,936
Lockheed Martin Corp.	88,900	4,958,842
Marathon Oil Corp.	135,600	5,597,568
Martin Marietta Materials, Inc.	134,081	6,069,847
Masco Corp.	353,700	12,213,261
Medtronic, Inc.	67,600	3,508,440
Mellon Financial Corp.	330,100	9,140,469
Mercury Interactive Corp. (a)	58,800	2,050,944
Mettler Toledo International, Inc. (a)	110,800	5,231,976
Microsoft Corp.	496,900	13,739,285
MoneyGram International, Inc.	9,500	162,260
Morgan Stanley	267,550	13,190,215
Mylan Laboratories, Inc. (b)	368,900	6,640,200
Nextel Communications, Inc., Class A (a)	695,400	16,578,336
Northrop Grumman Corp.	99,700	5,317,001
Omnicom Group, Inc.	111,300	8,131,578
Oracle Corp. (a)	547,900	6,180,312
Pepco Holdings, Inc.	102,900	2,047,710
PNC Financial Services Group, Inc.	97,900	5,296,390
Quest Diagnostics, Inc.	32,200	2,840,684
SBC Communications, Inc.	155,400	4,032,630
Sempra Energy Corp.	124,900	4,520,131
Time Warner, Inc. (a)	484,500	7,819,830
TJX Cos., Inc.	138,300	3,048,132
UnitedHealth Group, Inc.	192,300	14,180,202
Veritas Software Corp. (a)	182,400	3,246,720
Viacom, Inc., Class B (b)	331,300	11,118,428
Wells Fargo & Co.	259,800	15,491,874

	Shares	Value
Westwood One, Inc. (a)	10,800	$213,516
Willis Group Holdings Ltd.	154,500	5,778,300
Wyeth	289,100	10,812,340
Total U.S. Equities		440,777,537

International Equities — 24.02%
Australia — 0.82%
Australia & New Zealand Banking Group Ltd.	119,881	1,651,617
Australian Gas Light Co., Ltd.	93,558	904,713
National Australia Bank Ltd.	48,558	948,967
News Corp., Ltd., Preferred	170,463	1,343,407
Qantas Airways Ltd.	319,313	797,966
QBE Insurance Group Ltd.	257,749	2,445,776
Woolworths Ltd.	78,033	769,846
		8,862,292
Austria — 0.11%
Telekom Austria AG	81,847	1,146,657

Belgium — 0.30%
Fortis	109,522	2,606,264
Solvay S.A.	6,958	643,817
		3,250,081
Canada — 1.40%
Alcan, Inc.	56,230	2,688,092
Bank of Nova Scotia (b)	74,000	2,160,563
BCE, Inc. (b)	66,000	1,421,121
Canadian National Railway Co.	54,000	2,637,810
Canadian Tire Corp.	7,000	274,734
Magna International, Inc., Class A	10,400	769,841
Shoppers Drug Mart Corp. (a)	59,000	1,594,406
Suncor Energy, Inc.	55,400	1,768,527
Toronto Dominion Bank (b)	49,400	1,799,096
		15,114,190
Finland — 0.48%
Nokia Oyj	240,910	3,315,249
UPM-Kymmene Oyj	101,460	1,931,784
		5,247,033
France — 1.90%
BNP Paribas	44,500	2,873,988
Cap Gemini S.A. (a) (b)	36,906	867,699
France Telecom S.A.	138,732	3,456,441
Sanofi-Aventis (b)	58,717	4,258,908
Total S.A.	35,593	7,249,867
Unibail	15,513	1,867,950
		20,574,853
Germany — 0.10%
Volkswagen AG	27,468	1,057,232

Hong Kong — 0.29%
Cheung Kong Holdings Ltd.	159,000	1,361,013
Sun Hung Kai Properties Ltd.	150,000	1,413,815
Television Broadcasts Ltd.	73,000	326,710
		3,101,538
Ireland — 0.72%
Bank of Ireland	348,038	4,690,056
CRH PLC	130,765	3,126,395
		7,816,451
Italy — 0.58%
ENI SpA	128,543	2,880,093
UniCredito Italiano SpA	671,673	3,386,925
		6,267,018
Japan — 4.24%
Canon, Inc.	91,100	4,281,613
Fuji Photo Film Co., Ltd.	44,600	1,464,882
Funai Electric Co., Ltd. (b)	13,000	1,752,756
Honda Motor Co., Ltd.	105,500	5,111,555
Kao Corp. (b)	141,000	3,115,139
Meitec Corp.	16,400	589,248
Mitsubishi Corp.	149,000	1,610,117
NGK Spark Plug Co., Ltd. (b)	109,000	1,135,344
Nippon Paper Group, Inc. (b)	296	1,297,174

	Shares	Value
Nippon Telegraph & Telephone Corp.	76	$302,717
Nissan Motor Co., Ltd.	188,600	2,053,441
Nitto Denko Corp.	46,900	2,157,447
NTT DoCoMo, Inc.	2,543	4,314,667
Rohm Co., Ltd.	30,800	3,096,348
Sekisui House Ltd.	133,000	1,269,482
Shin-Etsu Chemical Co., Ltd.	27,900	1,002,441
SKY Perfect Communications, Inc.	454	531,380
Sompo Japan Insurance, Inc.	243,000	2,059,266
Sumitomo Mitsui Financial Group, Inc. (b)	257	1,469,038
Sumitomo Trust & Banking Co., Ltd.	206,000	1,218,636
Takeda Pharmaceutical Co., Ltd.	82,700	3,751,758
Takefuji Corp.	22,310	1,427,079
Toyota Industries Corp.	36,800	836,402
Toyota Motor Corp.	1,200	45,946
Yokogawa Electric Corp.	9,000	103,461
		45,997,337
Netherlands — 1.82%
ABN AMRO Holding NV	209,332	4,755,223
Koninklijke Philips Electronics NV	66,709	1,527,802
Reed Elsevier NV	249,552	3,214,115
Royal KPN NV	456,090	3,415,777
TPG NV	148,055	3,617,004
VNU NV (b)	121,975	3,135,904
		19,665,825
Portugal — 0.20%
Electricidade de Portugal S.A. (b)	164,376	479,764
Portugal Telecom, SGPS, S.A.	156,928	1,728,804
		2,208,568
Spain — 0.21%
Banco Bilbao Vizcaya Argentaria S.A.	63,438	872,993
Banco Santander Central Hispano S.A.	145,749	1,422,819
		2,295,812
Sweden — 0.97%
Electrolux AB, B Shares	59,300	1,083,336
Hennes & Mauritz AB, B Shares	62,500	1,721,278
Sandvik AB	46,900	1,620,196
Svenska Cellulosa AB, B Shares	67,640	2,629,340
Svenska Handelsbanken AB, A Shares	67,290	1,409,539
Swedish Match AB	195,820	2,071,116
		10,534,805
Switzerland — 2.28%
Actelion NV (a)	16,262	1,666,962
Adecco S.A. (a)	42,735	2,121,863
Clariant AG	63,324	758,144
Credit Suisse Group (a)	134,626	4,296,345
Holcim Ltd.	44,555	2,349,601
Nestle S.A.	17,229	3,946,099
Nobel Biocare Holding AG	5,430	842,526
Novartis AG	15,815	737,113
Roche Holding AG	62,251	6,430,991
Swiss Reinsurance Co.	27,822	1,600,874
		24,750,518
United Kingdom — 7.60%
Abbey National PLC	15,930	161,426
AstraZeneca PLC	88,119	3,611,672
Balfour Beatty PLC	131,187	661,130
Barclays PLC	572,451	5,490,157
BOC Group PLC	65,599	1,049,349
BP PLC	826,178	7,886,180
BT Group PLC	786,825	2,559,279
Cadbury Schweppes PLC	351,998	2,707,071
Centrica PLC	290,757	1,320,610
Compass Group PLC	208,255	830,949
Diageo PLC	463,231	5,783,854
Electrocomponents PLC	194,137	1,092,545
Gallaher Group PLC	217,594	2,531,795
HBOS PLC	146,598	1,978,962
HSBC Holdings PLC	144,028	2,285,689
ITV PLC	412,645	804,571
Kingfisher PLC	603,618	3,366,944

	Shares	Value
Morrison WM Supermarkets PLC	294,233	$1,024,926
National Grid Transco PLC	387,704	3,271,069
Prudential PLC	25,151	205,032
Rentokil Initial PLC	588,727	1,603,323
Reuters Group PLC	219,126	1,235,158
Royal Bank of Scotland Group PLC	244,406	7,058,542
Scottish & Southern Energy PLC	217,577	3,067,051
Shell Transport & Trading Co. PLC	904,364	6,635,975
Tesco PLC (b)	845,395	4,363,710
Vodafone Group PLC	3,764,302	9,008,464
Wolseley PLC	43,996	751,148
		82,346,581
Total International Equities		260,236,791
Total Equities (Cost $619,970,959)		701,014,328

	Face Amount
Bonds — 20.71%
U.S. Bonds — 15.31%
U.S. Corporate Bonds — 2.84%
Alcoa, Inc.
6.000%, due 01/15/12	$120,000	131,331
Allstate Corp.
7.200%, due 12/01/09	110,000	126,396
Altria Group, Inc.
7.750%, due 01/15/27	180,000	190,135
American Electric Power Co., Inc.
6.125%, due 05/15/06	285,000	298,785
American Express Co.
3.750%, due 11/20/07	80,000	80,822
AT&T Corp.
8.000%, due 11/15/31	285,000	310,650
AT&T Wireless Services, Inc.
8.750%, due 03/01/31	210,000	275,736
Avalonbay Communities, Inc.
7.500%, due 08/01/09	105,000	119,899
Avon Products, Inc.
7.150%, due 11/15/09	100,000	114,692
Bank of America Corp.
7.400%, due 01/15/11	575,000	670,131
Bank One Corp.
7.875%, due 08/01/10	150,000	177,049
Boeing Capital Corp.
7.375%, due 09/27/10	160,000	185,891
Bombardier Capital, Inc., (b)
6.125%, due 06/29/06	250,000	247,975
Bristol-Myers Squibb Co.
5.750%, due 10/01/11	125,000	134,046
Burlington Northern Santa Fe Corp.†
7.082%, due 05/13/29	115,000	130,724
C.S. First Boston USA, Inc.
3.875%, due 01/15/09 (b)	285,000	284,805
6.500%, due 01/15/12	320,000	355,491
Caterpillar, Inc.
6.550%, due 05/01/11	115,000	130,131
Cendant Corp.
6.250%, due 01/15/08	155,000	167,082
Centex Corp.
9.750%, due 06/15/05	265,000	276,909
Citigroup, Inc., 144A
5.000%, due 09/15/14	1,026,000	1,027,276
Citizens Communications Co.
9.250%, due 05/15/11	115,000	126,500
Coca-Cola Co.
4.000%, due 06/01/05	90,000	90,869
Comcast Cable Communications, Inc. (b)
6.750%, due 01/30/11	725,000	804,173
Computer Sciences Corp. (b)
3.500%, due 04/15/08	125,000	124,627
ConAgra Foods, Inc.
6.750%, due 09/15/11	120,000	135,016
ConocoPhillips
8.750%, due 05/25/10	275,000	338,368

	Face Amount	Value
Coors Brewing Co.
6.375%, due 05/15/12	$105,000	$115,828
Countrywide Home Loans, Inc. (b)
3.250%, due 05/21/08	160,000	157,347
DaimlerChrysler N.A. Holding Corp.†
4.050%, due 06/04/08	900,000	908,067
Devon Financing Corp., ULC
6.875%, due 09/30/11	300,000	338,480
Dominion Resources, Inc.
8.125%, due 06/15/10	140,000	165,887
Dow Chemical Co. (b)
6.125%, due 02/01/11	475,000	518,367
Duke Energy Field Services, LLC
7.875%, due 08/16/10	300,000	353,089
EOP Operating LP
7.250%, due 06/15/28	300,000	325,820
Erac U.S.A. Finance Co., 144A
8.000%, due 01/15/11	180,000	213,329
Federated Department Stores, Inc.
6.625%, due 04/01/11	120,000	134,069
First Data Corp.
5.625%, due 11/01/11	140,000	149,712
FirstEnergy Corp., Series B
6.450%, due 11/15/11	125,000	136,359
FleetBoston Financial Corp.
7.375%, due 12/01/09	145,000	166,777
Ford Motor Co.
7.450%, due 07/16/31	230,000	225,522
Ford Motor Credit Co.
5.800%, due 01/12/09	985,000	1,020,944
FPL Group Capital, Inc.
7.625%, due 09/15/06	115,000	124,689
GATX Financial Corp.
6.875%, due 11/01/04	150,000	150,554
General Electric Capital Corp.
6.000%, due 06/15/12	1,625,000	1,785,305
6.750%, due 03/15/32 (b)	225,000	258,954
General Motors Acceptance Corp.
6.875%, due 09/15/11	500,000	524,511
8.000%, due 11/01/31	315,000	326,022
General Motors Corp.
8.375%, due 07/15/33	225,000	238,899
Goldman Sachs Group, Inc.
6.875%, due 01/15/11	675,000	762,277
Harrah’s Operating Co., Inc.
7.125%, due 06/01/07	5,000	5,425
7.500%, due 01/15/09	135,000	151,032
Hartford Financial Services Group, Inc.
4.700%, due 09/01/07	325,000	335,634
Household Finance Corp.
6.750%, due 05/15/11	550,000	619,056
ICI Wilmington, Inc.
4.375%, due 12/01/08	260,000	262,992
International Lease Finance Corp.
3.500%, due 04/01/09	160,000	156,610
International Paper Co. (b)
6.750%, due 09/01/11	145,000	161,577
John Deere Capital Corp.
7.000%, due 03/15/12	170,000	196,543
JPMorgan Chase & Co.
6.750%, due 02/01/11	575,000	646,907
Kohl’s Corp.
6.300%, due 03/01/11	115,000	126,910
Kraft Foods, Inc.
5.625%, due 11/01/11	270,000	285,189
Kroger Co.
7.500%, due 04/01/31	175,000	203,142
Lincoln National Corp.
6.200%, due 12/15/11	105,000	114,608
Lockheed Martin Corp.
8.500%, due 12/01/29	95,000	125,624

	Face Amount	Value
Marathon Oil Corp.
6.125%, due 03/15/12	$145,000	$157,605
Marsh & McClennan Cos., Inc.
6.250%, due 03/15/12	225,000	249,160
McKesson Corp., Inc.
7.750%, due 02/01/12	190,000	216,055
Miller Brewing Co., 144A
5.500%, due 08/15/13	425,000	443,124
Morgan Stanley
6.750%, due 04/15/11	900,000	1,008,499
Motorola, Inc.
7.625%, due 11/15/10	135,000	157,981
Newell Rubbermaid, Inc.
4.000%, due 05/01/10	125,000	121,572
News America, Inc.
7.125%, due 04/08/28	115,000	127,237
Northwest Airlines, Inc.†
8.072%, due 10/01/19	200,855	220,668
Pacific Gas & Electric Co.
6.050%, due 03/01/34	170,000	173,026
Pepsi Bottling Holdings, Inc., 144A
5.625%, due 02/17/09	145,000	156,092
PP&L Capital Funding, Inc.
7.750%, due 04/15/05	125,000	128,128
PPL Capital Funding Trust I
4.330%, due 03/01/09	190,000	187,745
Praxair, Inc.
6.375%, due 04/01/12	165,000	185,648
Progress Energy, Inc. (b)
7.000%, due 10/30/31	115,000	125,054
PSEG Power LLC
7.750%, due 04/15/11	200,000	232,860
Qwest Capital Funding, Inc. (b)
7.900%, due 08/15/10	280,000	258,300
Rohm & Haas Co.
7.850%, due 07/15/29	125,000	159,232
Safeway, Inc. (b)
6.500%, due 03/01/11	165,000	180,339
Sempra Energy Corp.
7.950%, due 03/01/10	110,000	129,072
SLM Corp.
5.625%, due 04/10/07	400,000	420,997
Southern California Edison Co.
8.000%, due 02/15/07	250,000	276,722
Sprint Capital Corp.
8.375%, due 03/15/12	105,000	127,169
Time Warner, Inc.
7.625%, due 04/15/31	355,000	408,605
Transocean, Inc.
6.625%, due 04/15/11	260,000	290,339
Travelers Property Casualty Corp.
5.000%, due 03/15/13	155,000	154,105
TXU Energy Co. LLC
7.000%, due 03/15/13	260,000	293,562
U.S. Bank N.A.
6.375%, due 08/01/11	120,000	134,077
Unilever Capital Corp.
7.125%, due 11/01/10	185,000	214,213
Union Pacific Corp.
6.700%, due 12/01/06	400,000	428,392
United Technologies Corp.
6.100%, due 05/15/12	120,000	132,313
UST, Inc.
6.625%, due 07/15/12	130,000	145,917
Valero Energy Corp.
7.500%, due 04/15/32	175,000	204,596
Verizon New England, Inc.
6.500%, due 09/15/11	45,000	49,641
Verizon New York, Inc.
6.875%, due 04/01/12	300,000	333,610
Verizon New York, Inc., Series B

	Face Amount	Value
7.375%, due 04/01/32	$105,000	$116,828
Viacom, Inc.
6.625%, due 05/15/11	95,000	105,490
Wachovia Bank N.A.
7.800%, due 08/18/10	305,000	359,257
Wal-Mart Stores, Inc.
6.875%, due 08/10/09	450,000	510,349
Washington Mutual, Inc.
5.625%, due 01/15/07	800,000	840,867
Waste Management, Inc.
7.375%, due 08/01/10	100,000	115,430
Wells Fargo Bank N.A.
6.450%, due 02/01/11	300,000	336,387
Weyerhaeuser Co.
7.375%, due 03/15/32	125,000	143,436
Wyeth
5.250%, due 03/15/13	195,000	198,950
Xcel Energy, Inc.
7.000%, due 12/01/10	225,000	254,456
		30,760,671
Asset-Backed Securities — 1.01%
Americredit Automobile Receivables Trust, 03-AM, Class A2B†
1.956%, due 10/06/06	48,006	48,009
Capital One Multi-Asset Execution Trust, 03-A1, Class A1†
2.150%, due 01/15/09	675,000	678,313
Conseco Finance Securitizations Corp., 00-1, Class A4
7.620%, due 05/01/31	2,527,219	2,594,951
Conseco Finance Securitizations Corp., 00-2, Class A4
8.480%, due 12/01/30	483,790	507,068
Conseco Finance Securitizations Corp., 00-5, Class A4
7.470%, due 02/01/32	709,289	729,133
Conseco Finance Securitizations Corp., 00-B, Class AF4
7.870%, due 02/15/31	2,518	2,549
Countrywide Asset-Backed Certificates, 03-SD3, Class A1†
2.260%, due 12/25/32	157,843	158,338
Countrywide Asset-Backed Certificates, 04-SD1, Class A1, 144A†
2.180%, due 06/25/33	551,692	552,670
First Franklin Mortgage Loan Asset Backed Certificates, 04-FFB, Class A1†(d)
4.167%, due 06/25/24	929,670	928,479
Greentree Financial Corp., 99-1, Class A5†
6.110%, due 09/01/23	1,070,000	1,105,291
Host Marriott Pool Trust, 99-HMTA, Class A†
6.980%, due 08/03/15	265,654	286,041
Massachusetts RRB Special Purpose Trust, 99-1, Class A5†
7.030%, due 03/15/12	275,000	311,223
Paragon Mortgages PLC, 7A, Class B1A†
2.305%, due 05/15/43	600,000	601,534
Providian Gateway Master Trust, 04-AA, Class C, 144A†
2.660%, due 03/15/11	250,000	250,050
Providian Gateway Master Trust, 04-AA, Class D, 144A†
3.610%, due 03/15/11	280,000	280,616
Providian Gateway Master Trust, 04-BA, Class D†
3.160%, due 07/15/10	480,000	481,685
RAFC Asset-Backed Trust, 01-1, Class A3 (d)
5.115%, due 01/25/15	397,853	405,122
Sears Credit Account Master Trust, 01-1, Class A†
1.940%, due 02/15/10	675,000	674,791
Structured Asset Securities Corp., 03-AL2, Class A†
3.356%, due 01/25/31	188,667	176,160
Vanderbilt Mortgage Finance, 00-B, Class 1A3†
8.255%, due 05/07/17	182,747	186,592
		10,958,615
Commercial Mortgage-Backed Securities — 1.67%
Asset Securitization Corp., 95-MD4, Class A3†
7.384%, due 08/13/29	2,000,000	2,211,468
Bear Stearns Commercial Mortgage Securities, 00-WF1, Class A2†
7.780%, due 02/15/32	695,000	799,454
Commercial Mortgage Trust, 01-FL5A, Class E†
3.260%, due 11/15/13	270,000	269,973
Commercial Mortgage Trust, 01-FL5A, Class F†
2.463%, due 11/15/13	315,000	314,153
DLJ Commercial Mortgage Corp., 99-CG1, Class A1A†
6.080%, due 03/10/32	613,335	643,084

	Face Amount	Value
DLJ Commercial Mortgage Corp., 99-CG1, Class A1B†
6.460%, due 03/10/32	$780,000	$859,904
DLJ Commercial Mortgage Corp., 00-CKP1, Class A1B†
7.180%, due 08/10/10	200,000	228,608
First Union Commercial Mortgage Securities, Inc., 97-C2, Class A3
6.650%, due 11/18/29	709,874	764,190
GMAC Commercial Mortgage Securities, Inc., 97-C2, Class A2†
6.550%, due 04/16/29	151,019	151,196
Greenwich Capital Commercial Funding Corp., 03-FL1, Class A, 144A†
2.006%, due 07/05/18	223,560	223,599
GS Mortgage Securities Corp., II, 98-GLII, Class A1†
6.312%, due 04/13/31	1,300,630	1,365,453
Host Marriott Pool Trust, 99-HMTA, Class C†
7.730%, due 08/03/15	450,000	513,620
Host Marriott Pool Trust, 99-HMTA, Class D†
7.970%, due 08/03/15	280,000	318,547
Host Marriott Pool Trust, 99-HMTA, Class E†
8.070%, due 08/03/15	280,000	313,561
JP Morgan Commercial Mortgage Finance Corp., 99-C8, Class A1
7.325%, due 07/15/31	762,077	793,003
JP Morgan Commercial Mortgage Finance Corp., 99-C8, Class A2
7.400%, due 07/15/31	1,250,000	1,412,929
LB Commercial Conduit Mortgage Trust, 99-C1, Class A14†
6.410%, due 06/15/31	416,896	436,022
LB Commercial Conduit Mortgage Trust, 99-C2, Class A2†
7.325%, due 10/15/32	170,000	193,417
Mach One Trust Commercial Mortgage-Backed, 04-1A, Class A1†
3.890%, due 05/28/40	1,358,389	1,362,593
Morgan Stanley Capital I, 96-WF1, Class A3†
7.698%, due 11/15/28	312,453	321,215
Morgan Stanley Dean Witter Capital I, 00-LIF2, Class A1†
6.960%, due 10/15/33	339,812	369,072
Morgan Stanley Dean Witter Capital I, 01-TOP1, Class A4†
6.660%, due 02/15/33	50,000	56,233
Nomura Asset Securities Corp., 95-MD3, Class A1B
8.150%, due 04/04/27	682,292	694,260
PNC Mortgage Acceptance Corp., 00-C1, Class A2
7.610%, due 02/15/10	1,350,000	1,554,821
Salomon Brothers Mortgage Securities VII, 00-C1, Class A2† (b)
7.520%, due 12/18/09	1,340,000	1,540,246
Starwood Asset Receivables Trust, 03-1A, Class A1†
2.090%, due 08/28/22	336,791	336,804
		18,047,425
Mortgage & Agency Debt Securities — 6.79%
C.S. First Boston Mortgage Securities Corp., 02-10, Class 2A1
7.500%, due 05/25/32	313,622	324,479
C.S. First Boston Mortgage Securities Corp., 03-8, Class 5A1
6.500%, due 04/25/33	834,387	848,642
Citicorp Mortgage Securities, Inc., 94-3, Class A13
6.500%, due 02/25/24	273,374	285,269
CMC Securities Corp. IV, 97-NAM3, Class FX A5
7.250%, due 10/25/27	932	931
Federal Home Loan Mortgage Corp.
3.875%, due 01/12/09	1,980,000	1,976,919
5.000%, due 01/30/14 (b)	2,685,000	2,687,618
5.125%, due 07/15/12 (b)	2,905,000	3,051,386
Federal Home Loan Mortgage Corp., 1595, Class D
7.000%, due 10/15/13	164,908	172,603
Federal Home Loan Mortgage Corp., 2297, Class NB
6.000%, due 03/15/16	540,000	571,349
Federal Home Loan Mortgage Corp., 2426, Class GH
6.000%, due 08/15/30	935,000	959,657
Federal Home Loan Mortgage Corp., 2532, Class PD
5.500%, due 06/15/26	1,300,000	1,349,814
Federal Home Loan Mortgage Corp., Gold
5.500%, due 01/01/18	17,380	17,992
5.500%, due 04/01/18	402,037	415,905

	Face Amount	Value
6.000%, due 12/01/17	$480,260	$504,134
6.000%, due 03/01/29	1,421,381	1,471,859
6.000%, due 10/01/29	134,792	139,666
6.000%, due 12/01/30	328,040	339,439
6.000%, due 10/01/33	1,476,545	1,527,233
6.500%, due 04/01/29	5,457	5,736
6.500%, due 05/01/29	1,102,229	1,159,200
6.500%, due 06/01/29	232,159	244,013
6.500%, due 03/01/32	15,235	15,995
6.500%, due 11/01/32	1,666,171	1,749,252
8.000%, due 09/01/25	1,030	1,128
Federal National Mortgage Association
2.625%, due 01/19/07	3,355,000	3,322,893
3.366%, due 09/01/33†	225,502	227,255
3.925%, due 05/01/33†	710,550	722,972
4.335%, due 03/01/34†	769,406	783,223
4.381%, due 06/01/33†	428,402	434,845
4.579%, due 11/01/33†	1,584,479	1,611,421
4.598%, due 04/01/33†	376,923	386,546
5.000%, due 02/01/19	1,848,555	1,882,012
5.000%, due 03/01/34	1,495,289	1,483,379
5.500%, due 01/01/09	404,092	420,153
5.500%, due 01/01/18	151,949	157,387
5.500%, due 03/01/33	609,717	619,544
6.000%, due 06/01/14	1,100,992	1,156,295
6.000%, due 07/01/17	67,223	70,536
6.000%, due 06/01/23	43,821	45,687
6.000%, due 11/01/28	410,922	426,513
6.000%, due 05/01/29	7,625	7,914
6.000%, due 07/01/29	2,578,830	2,678,389
6.000%, due 06/01/31	90,598	93,970
6.000%, due 06/01/33	228,992	237,272
6.000%, due 12/01/33	1,864,764	1,932,196
6.000%, due 10/25/34	3,035,000	3,138,378
6.250%, due 02/01/11	1,115,000	1,231,034
6.500%, due 02/01/09	2,979,911	3,144,307
6.500%, due 01/01/29	242,995	255,892
6.500%, due 04/01/29	190,606	200,307
6.500%, due 08/01/29	328,653	345,381
6.500%, due 10/01/29	1,816,210	1,906,323
6.500%, due 11/01/31	333,691	350,258
6.500%, due 08/01/34	1,911,485	2,005,052
7.000%, due 05/01/33	1,409,948	1,495,613
7.500%, due 02/01/33	570,622	611,791
Federal National Mortgage Association Whole Loan, 95-W3, Class A
9.000%, due 04/25/25	95,880	105,752
Federal National Mortgage Association Grantor Trust, 00-T6, Class A1
7.500%, due 06/25/30	622,349	676,222
Federal National Mortgage Association Grantor Trust, 01-T10, Class A2
7.500%, due 12/25/41	54,114	58,489
Federal National Mortgage Association Grantor Trust, 01-T4, Class A1
7.500%, due 07/25/41	1,553,003	1,678,035
Federal National Mortgage Association Grantor Trust, 01-T5, Class A3
7.500%, due 06/19/30	457,344	493,246
Federal National Mortgage Association Whole Loan, 03-W11, Class A1†
6.930%, due 06/25/33	447,331	454,597
Federal National Mortgage Association Whole Loan, 03-W6, Class 6A
4.375%, due 08/25/42	259,002	271,207
Federal National Mortgage Association, Strips
9.500%, due 11/01/09	40,018	43,818
First Horizon Alternative Mortgage Securities, 04-AA3, Class A1†
5.376%, due 09/25/34	1,304,374	1,335,008
Government National Mortgage Association
4.000%, due 10/20/29	338,289	341,502
6.000%, due 11/20/28	9,883	10,276
6.000%, due 01/15/29	40,472	42,089
6.000%, due 02/20/29	375,368	389,778
6.000%, due 07/15/29	2,064,592	2,147,069
6.000%, due 08/20/29	227,971	236,722
6.000%, due 09/20/29	17,147	17,805
6.500%, due 06/15/29	2,722,760	2,879,684

		Face Amount	Value
6.500%, due 11/20/30		$1,195,466	$1,203,273
6.500%, due 04/15/31		2,372,801	2,506,402
6.500%, due 01/20/34		1,453,127	1,535,225
7.000%, due 07/15/25		8,164	8,741
7.000%, due 03/15/26		114,769	122,781
8.000%, due 12/15/22		69,668	76,609
8.500%, due 12/15/17		174,323	193,096
GSMPS Mortgage Loan Trust , 01-2, Class A
7.500%, due 06/19/32		155,974	167,665
Impac Secured Assets Common Owner Trust, 01-3, Class A2†
7.250%, due 04/25/31		18,818	19,092
MLCC Mortgage Investors, Inc., 03-D, Class XA1 (c) ††
1.000%, due 08/25/28		11,864,365	180,746
Morgan Stanley Mortgage Loan Trust, 04-4, Class 2A†
6.570%, due 09/25/34		1,275,000	1,331,831
Structured Adjustable Rate Mortgage Loan Trust, 04-3AC, Class A1†
4.940%, due 03/25/34		980,877	989,897
Washington Mutual MSC Mortgage, Pass-Through Certificates, 02-MS6, Class 3A1
6.500%, due 09/25/32		905,289	928,567
			73,650,181
U.S. Government Obligations — 3.00%
U.S. Treasury Bonds
6.250%, due 08/15/23 (b)		1,910,000	2,230,372
6.250%, due 05/15/30 (b)		1,225,000	1,453,922
6.625%, due 02/15/27		1,870,000	2,293,379
8.125%, due 08/15/19		840,000	1,149,979
8.750%, due 05/15/17		2,440,000	3,442,591
U.S. Treasury Notes
2.250%, due 04/30/06		2,935,000	2,926,515
2.500%, due 05/31/06		7,815,000	7,818,361
3.625%, due 07/15/09		2,090,000	2,115,308
4.000%, due 02/15/14		3,515,000	3,487,815
5.375%, due 02/15/31 (b)		5,220,000	5,591,925
			32,510,167
Total U.S. Bonds			165,927,059

International Bonds — 5.40%
International Corporate Bonds — 0.23%
Canada — 0.06%
Bombardier, Inc., (b) 144A
6.300%, due 05/01/14		330,000	285,001
Burlington Resources Finance Co.
6.680%, due 02/15/11		65,000	72,958
Canadian National Railway Co.
6.900%, due 07/15/28		60,000	67,852
Telus Corp.
8.000%, due 06/01/11		175,000	205,054
			630,865
Cayman Islands — 0.08%
Santander Central Hispano Issuances Ltd.
7.625%, due 09/14/10		100,000	117,407
SMFG Finance Ltd.
2.250%, due 07/11/05	JPY	42,000,000	767,561
			884,968
France — 0.02%
France Telecom S.A.
8.500%, due 03/01/31		140,000	185,619

Luxembourg — 0.01%
Telecom Italia Capital S.A., 144A
5.250%, due 11/15/13		$140,000	142,641

Netherlands — 0.01%
Deutsche Telekom International Finance BV
8.250%, due 06/15/30		120,000	155,109

United Kingdom — 0.05%
Abbey National PLC
7.950%, due 10/26/29		165,000	209,198
HSBC Holdings PLC
5.250%, due 12/12/12		125,000	129,653
Royal Bank of Scotland Group PLC
9.118%, due 03/31/10		75,000	92,204

		Face Amount	Value
Vodafone Group PLC
7.875%, due 02/15/30		$125,000	$157,819
			588,874
Total International Corporate Bonds			2,588,076

Sovereign/Supranational Bond — 0.01%
Pemex Project Funding Master Trust (b)
8.000%, due 11/15/11		130,000	147,355

Foreign Government Bonds — 5.16%
Australia — 0.03%
Government of Australia
5.750%, due 06/15/11	AUD	455,000	335,861

Austria — 0.44%
Republic of Austria
3.800%, due 10/20/13	EUR	1,675,000	2,054,483
5.875%, due 07/15/06		2,075,000	2,723,045
			4,777,528
Belgium — 0.11%
Government of Belgium
5.750%, due 03/28/08	EUR	880,000	1,191,236

Canada — 0.29%
Government of Canada
5.750%, due 06/01/29	CAD	450,100	387,309
6.000%, due 09/01/05		1,735,800	1,410,119
6.000%, due 06/01/08		460,300	391,547
6.000%, due 06/01/11		430,200	372,221
8.000%, due 06/01/23		550,200	590,736
			3,151,932
Finland — 0.21%
Government of Finland
5.000%, due 07/04/07	EUR	515,000	675,640
5.750%, due 02/23/11		1,150,000	1,603,174
			2,278,814
France — 0.69%
Government of France
5.000%, due 10/25/16	EUR	1,020,000	1,364,494
5.500%, due 04/25/07		690,000	913,585
5.500%, due 04/25/10		1,250,000	1,714,018
5.500%, due 04/25/29		980,000	1,371,884
8.500%, due 10/25/19		1,165,000	2,111,606
			7,475,587
Germany — 1.99%
Bundesobligation
3.500%, due 10/10/08	EUR	1,100,000	1,385,741
Deutsche Bundesrepublik
4.500%, due 07/04/09		1,475,000	1,930,578
5.000%, due 07/04/12		2,600,000	3,485,305
6.000%, due 01/05/06		2,370,400	3,073,348
6.000%, due 01/04/07		4,845,000	6,446,910
6.500%, due 07/04/27		3,335,000	5,239,971
			21,561,853
Italy — 0.48%
Buoni Poliennali Del Tesoro
5.250%, due 11/01/29	EUR	545,000	724,000
5.500%, due 11/01/10		1,050,000	1,439,301
8.750%, due 07/01/06		2,235,000	3,066,648
			5,229,949
Mexico — 0.07%
United Mexican States
8.125%, due 12/30/19		$685,000	787,750

Netherlands — 0.21%
Government of Netherlands
5.000%, due 07/15/11	EUR	1,710,000	2,293,698

Russia — 0.08%
Russian Federation, 144A (b) (d)
5.000%, due 03/31/30		$900,000	865,125

		Face Amount	Value
Sweden — 0.08%
Government of Sweden
6.750%, due 05/05/14	SEK	2,280,000	$372,337
8.000%, due 08/15/07		3,010,000	466,124
			838,461
United Kingdom — 0.48%
U.K. Gilts
4.750%, due 09/07/15	GBP	1,990,000	3,572,297
5.000%, due 03/07/12		615,000	1,124,780
5.750%, due 12/07/09		235,000	444,083
			5,141,160
Total Foreign Government Bonds			55,928,954
Total International Bonds			58,664,385
Total Bonds (Cost $219,867,870)			224,591,444

	Shares
Investment Companies —12.21%
UBS Emerging Markets Equity Relationship Fund	6,737,367	90,722,691
UBS High Yield Relationship Fund	585,067	10,408,631
UBS Small Cap Equity Relationship Fund	901,993	31,147,260
Total Investment Companies (Cost $97,826,112)		132,278,582

Short-Term Investments — 1.74%
Other — 1.43%
UBS Supplementary Trust U.S. Cash Management Prime Fund, yield of 1.73%	15,509,472	15,509,472

		Face Amount
Foreign Government Obligation — 0.11%
United Kingdom — 0.11%
U.K. Treasury Bill due 11/22/04	GBP	635,000	1,141,207

U.S. Government Obligation — 0.20%
U.S. Treasury Bill, yield of 1.71%, due 02/03/05 (e)		$2,200,000	2,187,033

Total Short-Term Investments (Cost $18,832,227)			18,837,712

	Shares
Investments of Cash Collateral for Securities Loaned — 3.92%
UBS Supplementary Trust U.S. Cash Management Prime Fund, yield of 1.73% (Cost $42,452,750)	42,452,750	42,452,750

Total Investments (Cost $998,949,918) - 103.27%		$1,119,174,816

Industry Diversification
As a Percent of Net Assets
As of September 30, 2004 (Unaudited)

U.S. Equities *
Aerospace & Defense	1.55%
Airlines	0.05
Auto Components	0.45
Biotechnology	1.05
Building Products	1.13
Capital Markets	2.06
Chemicals	0.27
Commercial Banks	1.92
Commercial Services & Supplies	0.24
Computers & Peripherals	0.24
Construction Materials	0.56
Diversified Financial Services	2.78
Diversified Telecommunication Services	0.37

Electric Utilities	2.52%
Electronic Equipment & Instruments	0.48
Food & Staples Retailing	1.78
Gas Utilities	0.42
Health Care Equipment & Supplies	0.65
Health Care Providers & Services	1.99
Household Products	0.62
Insurance	1.76
Machinery	1.29
Media	3.30
Multiline Retail	0.41
Oil & Gas	1.86
Pharmaceuticals	4.16
Road & Rail	1.20
Software	2.51
Specialty Retail	0.45
Thrifts & Mortgage Finance	1.07
Wireless Telecommunication Services	1.53
Total U.S. Equities	40.67
INTERNATIONAL EQUITIES
Air Freight & Logistics	0.33
Airlines	0.07
Auto Components	0.25
Automobiles	0.76
Beverages	0.53
Biotechnology	0.15
Capital Markets	0.40
Chemicals	0.52
Commercial Banks	4.21
Commercial Services & Supplies	0.40
Communications Equipment	0.31
Construction & Engineering	0.06
Construction Materials	0.51
Consumer Finance	0.13
Diversified Financial Services	0.24
Diversified Telecommunication Services	1.29
Electric Utilities	0.33
Electronic Equipment & Instruments	0.11
Food & Staples Retailing	0.72
Food Products	0.61
Gas Utilities	0.21
Health Care Equipment & Supplies	0.08
Hotels, Restaurants & Leisure	0.08
Household Durables	0.52
Household Products	0.29
Insurance	0.58
IT Services	0.08
Leisure Equipment & Products	0.14
Machinery	0.15
Media	0.98
Metals & Mining	0.25
Multi-Utilities & Unregulated Power	0.30
Multiline Retail	0.03
Office Electronics	0.40
Oil & Gas	2.44
Paper & Forest Products	0.54
Pharmaceuticals	1.73
Real Estate	0.43
Road & Rail	0.24
Semiconductors & Semiconductor Equipment	0.28
Specialty Retail	0.47
Tobacco	0.42
Trading Companies & Distributors	0.22
Wireless Telecommunication Services	1.23
Total International Equities	24.02
TOTAL EQUITIES	64.69

U.S. BONDS *
U.S. Corporate Bonds
Aerospace & Defense	0.02
Airlines	0.02

Automobiles	0.22%
Beverages	0.07
Capital Markets	0.22
Chemicals	0.10
Commercial Banks	0.17
Commercial Services & Supplies	0.05
Communications Equipment	0.01
Consumer Finance	0.25
Diversified Financial Services	0.36
Diversified Telecommunication Services	0.12
Electric Utilities	0.20
Energy Equipment & Services	0.03
Food & Staples Retailing	0.08
Food Products	0.06
Gas Utilities	0.01
Hotels, Restaurants & Leisure	0.01
Household Durables	0.04
Insurance	0.09
IT Services	0.03
Machinery	0.01
Media	0.13
Metals & Mining	0.01
Multi-Utilities & Unregulated Power	0.05
Multiline Retail	0.02
Oil & Gas	0.10
Paper & Forest Products	0.03
Personal Products	0.01
Pharmaceuticals	0.03
Real Estate	0.05
Road & Rail	0.07
Thrifts & Mortgage Finance	0.09
Tobacco	0.04
Wireless Telecommunication Services	0.04
Total U.S. Corporate Bonds	2.84
Asset-Backed Securities	1.01
Commercial Mortgage-Backed Securities	1.67
Mortgage & Agency Debt Securities	6.79
U.S. Government Obligations	3.00
Total U.S. Bonds	15.31
INTERNATIONAL BONDS
International Corporate Bonds
Foreign Banks	0.05
Foreign Energy	0.02
Foreign Financial Services	0.06
Foreign Telecommunications	0.06
Foreign Transportation	0.04
Total International Corporate Bonds	0.23
Sovereign/Supranational Bonds	0.01
Foreign Government Bonds	5.16
Total International Bonds	5.40
TOTAL BONDS	20.71
INVESTMENT COMPANIES	12.21
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED	3.92
SHORT-TERM INVESTMENTS	1.74
TOTAL INVESTMENTS	103.27%

* The Fund held a short position in stock index futures which reduced the U.S. Equity exposure from 40.67% to 39.72%. The Fund also held a long position in U.S. Treasury futures which increased the U.S. Bond exposure from 15.31% to 16.74%. These adjustments resulted in a net decrease to the Fund’s exposure to Short-Term Investments from 1.63% to 1.15%.

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes was $998,949,918; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$136,850,754
Gross unrealized depreciation	(16,625,856)
Net unrealized appreciation	$120,224,898

(a)     Non-income producing security.

(b)    Security, or portion thereof, was on loan at September 30, 2004.

(c)     Security is illiquid. This security amounted to $180,746 or 0.00% of net assets.

(d)    Step Bonds - coupon rate increase in increments to maturity. Rate disclosed is as of September 30, 2004. Maturity date disclosed is the ultimate maturity date.

(e)     This security was pledged to cover margin requirements for futures contracts.

†             Variable rate security — The rate disclosed is that in effect at September 30, 2004.

††       Interest Only Security. This security entitles the holder to receive interest from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

%        Represents a percentage of net assets.

144A:                 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004 the value of these securities amounted to $4,439,523 or 0.41% of net assets.

PO Principal Only - This security entitles the holder to receive principal payments from an underlying pool of mortgages. High prepayments return principal faster than expected and cause the yield to increase. Low prepayments return more slowly than expected and cause the yield to decrease.

AUD  Australian Dollar

CAD  Canadian Dollar

CHF  Swiss Franc

DKK Danish Krone

GBP British Pound

EUR Euro

JPY Japanese Yen

LLC Limited Liability Company

MXN Mexican Peso

SEK  Swedish Krona

SGD Singapore Dollar

SGPS Sociedade Gestora de Participacoes Sociais

Strips - Bonds that can be subdivided into a series of zero-coupon bonds.

ULC   Unlimited Liability Company

FORWARD FOREIGN CURRENCY CONTRACTS

UBS Global Securities Relationship Fund had the following open forward foreign currency contracts as of September 30, 2004:

	Contracts to Deliver	In Exchange For		Maturity Dates	Unrealized Appreciation/ (Depreciation)

British Pound	30,300,000	USD	54,174,885	12/03/04	$(384,810)
Swiss Franc	24,850,000	USD	19,964,198	12/03/04	18,777
United States Dollar	16,969,447	CHF	21,400,000	12/03/04	206,891
United States Dollar	32,406,804	EUR	26,847,582	12/03/04	927,154
United States Dollar	37,106,759	JPY	4,100,000,000	12/03/04	216,762
United States Dollar	21,313,699	SGD	36,300,000	12/03/04	267,752
Total net unrealized appreciation on forward foreign currency contracts					$1,252,526

FUTURES CONTRACTS

UBS Global Securities Relationship Fund had the following open futures contracts as of September 30, 2004:

	Expiration Date	Cost/ Proceeds	Current Value	Unrealized Appreciation
U.S. Interest Rate Futures Buy Contracts:
20 Year U.S. Long Bond (Chicago Board of Trade), 140 contracts	December 2004	$15,409,464	$15,505,000	$95,536
Index Futures Sale Contracts:
S&P 500 Index, 37 contracts	December 2004	10,420,329	10,312,825	107,504
Total net unrealized appreciation on futures contracts				$203,040

The aggregate market value of investments pledged to cover margin requirements for the open futures at September 30, 2004 was $2,187,033.

UBS U.S. Large Cap Equity Relationship Fund — Schedule of Investments

September 30, 2004 (Unaudited)

	Shares	Value
U.S. Equities — 98.51%
Aerospace & Defense — 3.74%
Boeing Co.	27,200	$1,404,064
Lockheed Martin Corp.	19,300	1,076,554
Northrop Grumman Corp.	21,600	1,151,928
		3,632,546
Airlines — 0.11%
Delta Air Lines, Inc. (a)	33,700	110,873

Auto Components — 1.08%
Johnson Controls, Inc.	18,500	1,050,985

Biotechnology — 2.45%
Cephalon, Inc. (a)	18,000	862,200
Genzyme Corp. (a)	27,800	1,512,598
		2,374,798
Building Products — 2.73%
Masco Corp.	76,700	2,648,451

Capital Markets — 4.99%
Mellon Financial Corp.	71,600	1,982,604
Morgan Stanley	58,000	2,859,400
		4,842,004
Chemicals — 0.67%
Eastman Chemical Co.	13,600	646,680

Commercial Banks — 4.64%
PNC Financial Services Group, Inc.	21,200	1,146,920
Wells Fargo & Co.	56,300	3,357,169
		4,504,089
Commercial Services & Supplies — 0.58%
Equifax, Inc.	19,800	521,928
MoneyGram International, Inc.	2,200	37,576
		559,504
Computers & Peripherals — 0.57%
Hewlett-Packard Co.	29,700	556,875

Construction Materials — 1.35%
Martin Marietta Materials, Inc.	29,039	1,314,596

Diversified Financial Services — 6.73%
Citigroup, Inc.	93,013	4,103,734
JPMorgan Chase & Co.	61,100	2,427,503
		6,531,237
Diversified Telecommunication Services — 0.90%
SBC Communications, Inc.	33,700	874,515

	Shares	Value
Electric Utilities — 6.11%
American Electric Power Co., Inc.	28,600	$914,056
CMS Energy Corp. (a)	36,600	348,432
Dominion Resources, Inc.	9,500	619,875
Exelon Corp.	55,100	2,021,619
FirstEnergy Corp.	38,405	1,577,677
Pepco Holdings, Inc.	22,300	443,770
		5,925,429
Electronic Equipment & Instruments — 1.17%
Mettler Toledo International, Inc. (a)	24,000	1,133,280

Food & Staples Retailing — 4.31%
Albertson’s, Inc.	47,300	1,131,889
Costco Wholesale Corp.	49,900	2,073,844
Kroger Co. (a)	62,700	973,104
		4,178,837
Gas Utilities — 1.01%
Sempra Energy	27,100	980,749

Health Care Equipment & Supplies — 1.59%
Guidant Corp.	11,800	779,272
Medtronic, Inc.	14,700	762,930
		1,542,202
Health Care Providers & Services — 4.83%
Anthem, Inc. (a)	11,400	994,650
Quest Diagnostics, Inc.	7,000	617,540
UnitedHealth Group, Inc.	41,700	3,074,958
		4,687,148
Household Products — 1.50%
Kimberly-Clark Corp.	22,500	1,453,275

Insurance — 4.24%
Aflac, Inc.	21,600	846,936
Allstate Corp.	19,500	935,805
American International Group, Inc.	1,821	123,810
Hartford Financial Services Group, Inc.	15,400	953,722
Willis Group Holdings Ltd.	33,500	1,252,900
		4,113,173
Machinery — 3.13%
Illinois Tool Works, Inc.	26,700	2,487,639
Ingersoll-Rand Co., Class A	8,100	550,557
		3,038,196
Media — 8.08%
Dex Media, Inc. (a)	22,400	474,208
Gannett Co., Inc.	8,300	695,208
Interpublic Group of Cos., Inc. (a)	62,700	663,993
Omnicom Group, Inc.	24,100	1,760,746
Time Warner, Inc. (a)	105,100	1,696,314
Viacom, Inc., Class B	74,300	2,493,508
Westwood One, Inc. (a)	2,600	51,402
		7,835,379

	Shares	Value
Multiline Retail — 1.00%
Kohl’s Corp. (a)	20,100	$968,619

Oil & Gas — 4.51%
ExxonMobil Corp.	56,500	2,730,645
Kerr-McGee Corp.	7,550	432,237
Marathon Oil Corp.	29,400	1,213,632
		4,376,514
Pharmaceuticals — 10.11%
Allergan, Inc.	36,100	2,619,055
Bristol-Myers Squibb Co.	35,900	849,753
Johnson & Johnson	44,774	2,522,119
Mylan Laboratories, Inc.	82,050	1,476,900
Wyeth	62,700	2,344,980
		9,812,807
Road & Rail — 2.91%
Burlington Northern Santa Fe Corp.	73,600	2,819,616

Software — 6.09%
BEA Systems, Inc. (a)	63,700	440,167
Mercury Interactive Corp. (a)	12,800	446,464
Microsoft Corp.	107,700	2,977,905
Oracle Corp. (a)	119,000	1,342,320
Veritas Software Corp. (a)	39,600	704,880
		5,911,736
Specialty Retail — 1.08%
Advance Auto Parts, Inc. (a)	11,300	388,720
TJX Cos., Inc.	30,000	661,200
		1,049,920
Thrifts & Mortgage Finance — 2.59%
Freddie Mac	38,500	2,511,740

Wireless Telecommunication Services — 3.71%
Nextel Communications, Inc., Class A (a)	150,800	3,595,072

Total U.S. Equities (Cost $88,958,267)		95,580,845

Short-Term Investments — 1.23%
Other — 1.13%
UBS Supplementary Trust U.S. Cash Management Prime Fund, yield of 1.73%	1,090,420	1,090,420

	Face Amount
U.S. Government Obligation — 0.10%
U.S. Treasury Bill, yield of 1.71% due 02/03/05 (b)	$100,000	99,407
Total Short-Term Investments (Cost $1,189,827)		1,189,827
Total Investments (Cost $90,148,094) — 99.74%		$96,770,672

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes was $90,148,094; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$9,605,613
Gross unrealized depreciation	(2,983,035)
Net unrealized appreciation	$6,622,578

(a) Non-income producing security.

(b) This security was pledged to cover margin requirements for futures contracts.

% Represents a percentage of net assets.

FUTURES CONTRACTS

UBS U.S. Large Cap Equity Relationship Fund had the following open futures contracts as of September 30, 2004:

	Expiration Date	Cost	Current Value	Unrealized Depreciation
Index Futures Buy Contracts
S&P 500 Index, 3 contracts	December 2004	$844,934	$836,175	$(8,759)

The cash collateral pledged to cover margin requirements for the open futures contracts at September 30, 2004 was $99,407.

UBS U.S. Large Cap Select Equity Relationship Fund — Schedule of Investments

September 30, 2004 (Unaudited)

	Shares	Value
U.S. Equities — 98.00%
Aerospace & Defense — 4.92%
Boeing Co.	4,400	$227,128
Lockheed Martin Corp.	3,800	211,964
Northrop Grumman Corp.	2,200	117,326
		556,418
Biotechnology — 1.59%
Genzyme Corp. (a)	3,300	179,553

Building Products — 4.36%
Masco Corp.	14,300	493,779

Capital Markets — 5.45%
Mellon Financial Corp.	9,100	251,979
Morgan Stanley	7,400	364,820
		616,799
Commercial Banks — 4.95%
PNC Financial Services Group, Inc.	3,200	173,120
Wells Fargo & Co.	6,500	387,595
		560,715
Computers & Peripherals — 1.09%
Hewlett-Packard Co.	6,600	123,750

Diversified Financial Services — 6.98%
Citigroup, Inc.	10,800	476,496
JPMorgan Chase & Co.	7,900	313,867
		790,363
Diversified Telecommunication Services — 1.35%
SBC Communications, Inc.	5,900	153,105

Electric Utilities — 4.83%
American Electric Power Co., Inc.	8,620	275,495
FirstEnergy Corp.	6,600	271,128
		546,623
Food & Staples Retailing — 5.20%
Albertson’s, Inc.	6,500	155,545
Costco Wholesale Corp.	7,800	324,168
Kroger Co. (a)	7,000	108,640
		588,353
Health Care Equipment & Supplies — 2.25%
Guidant Corp.	1,900	125,476
Medtronic, Inc.	2,500	129,750
		255,226
Health Care Providers & Services — 3.45%
UnitedHealth Group, Inc.	5,300	390,822

Household Products — 1.37%
Kimberly-Clark Corp.	2,400	155,016

Insurance — 4.15%
Aflac, Inc.	3,300	129,393
Allstate Corp.	3,900	187,161
American International Group, Inc.	258	17,541
Hartford Financial Services Group, Inc.	2,200	136,246
		470,341

	Shares	Value
Machinery — 4.28%
Illinois Tool Works, Inc.	5,200	$484,484

Media — 7.96%
Gannett Co., Inc.	1,500	125,640
Omnicom Group, Inc.	3,300	241,098
Time Warner, Inc. (a)	14,400	232,416
Viacom, Inc., Class B	9,000	302,040
		901,194
Multiline Retail — 1.45%
Kohl’s Corp. (a)	3,400	163,846

Oil & Gas — 5.29%
ExxonMobil Corp.	8,200	396,306
Marathon Oil Corp.	4,900	202,272
		598,578
Pharmaceuticals — 9.18%
Allergan, Inc.	4,600	333,730
Bristol-Myers Squibb Co.	5,400	127,818
Johnson & Johnson	5,200	292,916
Wyeth	7,600	284,240
		1,038,704
Road & Rail — 3.55%
Burlington Northern Santa Fe Corp.	10,500	402,255

Software — 6.62%
Microsoft Corp.	16,400	453,460
Oracle Corp. (a)	12,400	139,872
Veritas Software Corp. (a)	8,800	156,640
		749,972
Thrifts & Mortgage Finance — 3.69%
Freddie Mac	6,400	417,536

Wireless Telecommunication Services — 4.04%
Nextel Communications, Inc., Class A (a)	19,200	457,728

Total U.S. Equities (Cost $9,591,322)		11,095,160

Short-Term Investment — 2.14%
UBS Supplementary Trust U.S. Cash
Management Prime Fund, yield of 1.73% (Cost $242,176)	242,176	242,176

Total Investments (Cost $9,833,498) - 100.14%		$11,337,336

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes was $9,833,498; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,922,366
Gross unrealized depreciation	(418,528)
Net unrealized appreciation	$1,503,838

(a) Non-income producing security.

% Represents a percentage of net assets.

UBS U.S. Large Cap Value Equity Relationship Fund — Schedule of Investments

September 30, 2004 (Unaudited)

	Shares	Value
U.S. Equities — 95.70%
Aerospace & Defense — 3.80%
Boeing Co.	24,500	$1,264,690
Lockheed Martin Corp.	28,000	1,561,840
Northrop Grumman Corp.	20,500	1,093,265
		3,919,795
Airlines — 0.15%
Delta Air Lines, Inc. (a)	46,800	153,972

Auto Components — 1.34%
Johnson Controls, Inc.	24,400	1,386,164

Biotechnology — 0.99%
Cephalon, Inc. (a)	21,300	1,020,270

Building Products — 2.44%
Masco Corp.	73,000	2,520,690

Capital Markets — 6.85%
Mellon Financial Corp.	82,600	2,287,194
Morgan Stanley	77,300	3,810,890
Northern Trust Corp.	23,700	966,960
		7,065,044
Commercial Banks — 8.16%
Bank of America Corp.	45,532	1,972,902
PNC Financial Services Group, Inc.	37,200	2,012,520
Wells Fargo & Co.	74,400	4,436,472
		8,421,894
Commercial Services & Supplies — 0.59%
Equifax, Inc.	23,100	608,916

Computers & Peripherals — 1.11%
Hewlett-Packard Co.	61,000	1,143,750

Construction Materials — 1.78%
Martin Marietta Materials, Inc.	40,700	1,842,489

Diversified Financial Services — 9.70%
Citigroup, Inc.	134,959	5,954,391
JPMorgan Chase & Co.	102,000	4,052,460
		10,006,851
Diversified Telecommunication Services — 2.09%
SBC Communications, Inc.	83,300	2,161,635

Electric Utilities — 7.26%
American Electric Power Co., Inc.	61,700	1,971,932
CMS Energy Corp. (a)	52,700	501,704
Exelon Corp.	49,900	1,830,831
FirstEnergy Corp.	53,950	2,216,266
Pepco Holdings, Inc.	49,100	977,090
		7,497,823

	Shares	Value
Food & Staples Retailing — 3.89%
Albertson’s, Inc.	51,900	$1,241,967
Costco Wholesale Corp.	43,100	1,791,236
Kroger Co. (a)	63,100	979,312
		4,012,515
Gas Utilities — 1.41%
Sempra Energy	40,100	1,451,219

Health Care Providers & Services — 3.49%
Quest Diagnostics, Inc.	5,600	494,032
UnitedHealth Group, Inc.	42,200	3,111,828
		3,605,860
Household Products — 1.20%
Kimberly-Clark Corp.	19,100	1,233,669

Insurance — 4.37%
Aflac, Inc.	30,300	1,188,063
Allstate Corp.	32,600	1,564,474
American International Group, Inc.	2,484	168,887
Hartford Financial Services Group, Inc.	25,600	1,585,408
		4,506,832
Machinery — 2.96%
Illinois Tool Works, Inc.	32,800	3,055,976

Media — 7.45%
Gannett Co., Inc.	11,400	954,864
Omnicom Group, Inc.	25,300	1,848,418
Time Warner, Inc. (a)	142,900	2,306,406
Viacom, Inc., Class B	76,800	2,577,408
		7,687,096
Oil & Gas — 8.64%
ConocoPhillips	17,983	1,489,892
ExxonMobil Corp.	121,900	5,891,427
Marathon Oil Corp.	37,200	1,535,616
		8,916,935
Pharmaceuticals — 4.55%
Bristol-Myers Squibb Co.	46,400	1,098,288
Johnson & Johnson	25,900	1,458,947
Wyeth	57,100	2,135,540
		4,692,775
Road & Rail — 4.12%
Burlington Northern Santa Fe Corp.	53,300	2,041,923
CSX Corp.	66,700	2,214,440
		4,256,363
Software — 0.77%
Oracle Corp. (a)	70,900	799,752

Thrifts & Mortgage Finance — 3.12%
Freddie Mac	49,400	3,222,856

	Shares	Value
Wireless Telecommunication Services — 3.47%
Nextel Communications, Inc., Class A (a)	150,100	$3,578,384

Total U.S. Equities (Cost $85,564,930)		98,769,525

Investment Company — 3.24%
SPDR Trust, Series 1 (Cost $3,341,026)	29,900	3,342,222

Short-Term Investments — 1.16%
Other — 0.97%
UBS Supplementary Trust U.S. Cash Management Prime Fund, yield of 1.73%	1,001,365	1,001,365

	Face Amount
U.S. Government Obligations — 0.19%
U.S. Treasury Bill, yield of 1.71% due 02/03/05	$200,000	198,821
Total Short-Term Investments (Cost $1,200,187)		1,200,186
Total Investments — 100.10% (Cost $90,106,143)		$103,311,933

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes was $90,106,143; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$17,020,980
Gross unrealized depreciation	(3,815,190)
Net unrealized appreciation	$13,205,790

(a) Non-income producing security.

% Represents a percentage of net assets.

UBS Small Cap Equity Relationship Fund — Schedule of Investments

September 30, 2004 (Unaudited)

	Shares	Value
U.S. Equities — 93.23%
Aerospace & Defense — 2.56%
Esterline Technologies Corp. (a)	184,800	$5,653,032
Triumph Group, Inc. (a)	66,000	2,232,780
		7,885,812
Airlines — 1.73%
Mesa Air Group, Inc. (a)	352,000	1,795,200
Pinnacle Airlines Corp. (a)	349,500	3,529,950
		5,325,150
Auto Components — 1.00%
American Axle & Manufacturing Holdings, Inc.	105,200	3,078,152

Biotechnology — 2.89%
Alkermes, Inc. (a)	157,500	1,817,550
Digene Corp. (a)	44,800	1,163,008
Ligand Pharmaceuticals, Inc. (a)	144,700	1,449,894
Seattle Genetics, Inc. (a)	299,300	1,966,401
Trimeris, Inc. (a)	92,800	1,396,640
Vicuron Pharmaceuticals, Inc. (a)	74,000	1,086,320
		8,879,813
Building Products — 0.58%
Apogee Enterprises, Inc.	138,000	1,784,340

Chemicals — 0.78%
Lubrizol Corp.	69,700	2,411,620

Commercial Banks — 8.13%
Boston Private Financial Holdings, Inc.	129,600	3,234,816
Colonial BancGroup, Inc.	258,700	5,290,415
Cullen/Frost Bankers, Inc.	109,900	5,107,053
First Bancorp	86,800	4,192,440
South Financial Group, Inc.	113,300	3,195,060
Trustmark Corp.	128,800	4,003,104
		25,022,888
Commercial Services & Supplies — 5.86%
Harland (John H.) Co.	51,500	1,614,525
Jackson Hewitt Tax Service, Inc.	192,500	3,894,275
McGrath Rentcorp.	184,200	6,732,510
Mobile Mini, Inc. (a)	152,100	3,772,080
School Specialty, Inc. (a)	51,400	2,025,674
		18,039,064
Communications Equipment — 3.64%
Black Box Corp.	42,200	1,559,290
Harris Corp.	134,500	7,389,430
Tekelec (a)	134,500	2,243,460
		11,192,180
Computers & Peripherals — 0.44%
Quantum Corp. (a)	584,800	1,350,888

Distributors — 0.87%
Adesa, Inc. (a)	162,900	2,676,447

	Shares	Value
Diversified Financial Services — 1.04%
Apollo Investment Corp. (a)	226,300	$3,202,145

Electric Utilities — 0.55%
Allete, Inc.	51,800	1,683,500

Electrical Equipment — 1.71%
Regal-Beloit Corp.	217,300	5,256,487

Electronic Equipment & Instruments — 2.88%
Methode Electronics, Inc., Class A	201,300	2,574,627
Newport Corp. (a)	150,800	1,729,676
Park Electrochemical Corp.	214,900	4,555,880
		8,860,183
Energy Equipment & Services — 3.98%
Oceaneering International, Inc. (a)	174,800	6,439,632
Offshore Logistics, Inc. (a)	168,500	5,799,770
		12,239,402
Food Products — 0.95%
Hain Celestial Group, Inc. (a)	165,900	2,933,112

Health Care Equipment & Supplies — 5.53%
Candela Corp. (a)	333,300	3,846,282
Haemonetics Corp. (a)	129,900	4,265,916
ICU Medical, Inc. (a)	89,500	2,330,580
Mentor Corp.	94,600	3,186,128
Ocular Sciences, Inc. (a)	61,400	2,945,358
Theragenics Corp. (a)	120,800	440,920
		17,015,184
Health Care Providers & Services — 4.56%
Lifepoint Hospitals, Inc. (a)	74,700	2,241,747
Molina Healthcare, Inc. (a)	76,100	2,701,550
RehabCare Group, Inc. (a)	85,150	1,961,004
Renal Care Group, Inc. (a)	220,900	7,119,607
		14,023,908
Hotels, Restaurants & Leisure — 1.82%
Bally Total Fitness Holding Corp. (a)	205,200	746,928
CBRL Group, Inc.	134,600	4,856,368
		5,603,296
Household Durables — 5.30%
Department 56, Inc. (a)	305,800	4,984,540
Furniture Brands International, Inc.	159,000	3,987,720
Ryland Group, Inc.	47,300	4,382,818
Snap-On, Inc.	107,500	2,962,700
		16,317,778
Insurance — 2.66%
AmerUs Group Co.	121,600	4,985,600
Selective Insurance Group, Inc.	85,700	3,188,040
		8,173,640
Internet Software & Services — 0.82%
Tumbleweed Communications Corp. (a)	1,000,100	2,530,253

IT Services — 0.84%
BearingPoint, Inc. (a)	114,300	1,021,842
Computer Task Group, Inc. (a)	503,000	1,564,330
		2,586,172

	Shares	Value
Machinery — 1.52%
Gardner Denver, Inc. (a)	116,400	$3,209,148
Nordson Corp.	42,800	1,469,324
		4,678,472
Media — 2.72%
Advo, Inc.	49,100	1,519,154
Radio One, Inc. (a)	241,200	3,432,276
Saga Communications, Inc., Class A (a)	201,362	3,413,086
		8,364,516
Metals & Mining — 0.12%
Quanex Corp. (a)	7,000	358,960

Multi-Utilities & Unregulated Power — 2.28%
Equitable Resources, Inc.	100,600	5,463,586
Ultralife Batteries, Inc. (a)	154,288	1,569,109
		7,032,695
Oil & Gas — 1.14%
Cimarex Energy Co. (a)	100,300	3,504,482

Personal Products — 1.12%
Nu Skin Enterprises, Inc., Class A	146,100	3,434,811

Pharmaceuticals — 0.84%
Advancis Pharmaceutical Corp. (a)	104,900	854,935
KV Pharmaceutical Co., Class A (a)	97,350	1,742,565
		2,597,500
Real Estate — 5.48%
Government Properties Trust, Inc.	107,300	1,019,350
Innkeepers USA Trust	99,600	1,239,024
Kilroy Realty Corp.	103,700	3,943,711
Parkway Properties, Inc	80,200	3,725,290
Saxon Capital, Inc. REIT (a)	106,100	2,281,150
Thornburg Mortgage, Inc.	160,100	4,644,501
		16,853,026
Road & Rail — 3.06%
Genesee & Wyoming, Inc. (a)	72,650	1,839,498
Werner Enterprises, Inc.	162,000	3,128,220
Yellow Roadway Corp. (a)	95,000	4,454,550
		9,422,268
Semiconductors & Semiconductor Equipment — 1.47%
DuPont Photomasks, Inc. (a)	203,100	3,460,824
Integrated Silicon Solutions, Inc. (a)	145,300	1,056,331
		4,517,155
Software — 3.11%
Mentor Graphics Corp. (a)	268,300	2,941,910
MSC.Software Corp. (a)	458,600	3,687,144
Reynolds & Reynolds Co., Class A	119,700	2,952,999
		9,582,053
Specialty Retail — 4.48%
Linens ‘N Things, Inc. (a)	125,700	2,912,469
Party City Corp. (a)	311,000	4,593,470
Rent-A-Center, Inc. (a)	128,600	3,325,596
Sharper Image Corp. (a)	137,500	2,949,375
		13,780,910

	Shares	Value
Textiles, Apparel & Luxury Goods — 1.78%
Kellwood Co.	54,800	$1,997,460
Movado Group, Inc.	204,370	3,474,290
		5,471,750
Thrifts & Mortgage Finance — 2.99%
Accredited Home Lenders Holding Co. (a)	105,000	4,044,600
IndyMac Bancorp, Inc.	55,900	2,023,580
Ocwen Financial Corp. (a)	343,700	3,144,855
		9,213,035
Total U.S. Equities (Cost $258,446,255)		286,883,047
Investment Company —2.49%
iShares Russell 2000 Index Fund (Cost $7,697,864)	67,300	7,662,105

Short-Term Investments — 4.26%
Other — 3.68%
UBS Supplementary Trust U.S. Cash Management Prime Fund, yield of 1.73%	11,305,856	11,305,856

	Face Amount
U.S. Government Obligation — 0.58%
U.S. Treasury Bill, yield of 1.71% due 02/03/05 (b)	$1,800,000	1,789,332

Total Short-Term Investments (Cost $13,095,188)		13,095,188

Total Investments (Cost $279,239,307) - 99.98%		$307,640,340

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes was $279,239,307; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$44,936,320
Gross unrealized depreciation	(16,535,287)
Net unrealized appreciation	$28,401,033

(a) Non-income producing security.

(b) This security was pledged to cover margin requirements for futures contracts.

% Represents a percentage of net assets.

REIT Real Estate Investment Trust

FUTURES CONTRACTS

UBS Small Cap Equity Relationship Fund had the following open futures contracts as of September 30, 2004:

	Expiration Date	Cost	Current Value	Unrealized Depreciation
Index Futures Buy Contracts
S&P 500 Index, 20 contracts	December 2004	$5,632,890	$5,574,500	$(58,390)

The segregated aggregate market value of investments pledged to cover margin requirements for the open futures contracts at September 30, 2004 was $1,789,332.

UBS International Equity Relationship Fund — Schedule of Investments

September 30, 2004 (Unaudited)

	Shares	Value
International Equities — 97.48%
Australia — 3.44%
Australia & New Zealand Banking Group Ltd.	42,404	$584,206
Australian Gas Light Co., Ltd.	31,565	305,236
National Australia Bank Ltd.	16,710	326,563
News Corp., Ltd., Preferred	58,598	461,806
Qantas Airways Ltd.	109,235	272,979
QBE Insurance Group Ltd.	88,596	840,686
Woolworths Ltd.	27,296	269,293
		3,060,769
Austria — 0.42%
Telekom Austria AG (a)	27,021	378,558

Belgium — 1.17%
Fortis	35,503	844,855
Solvay S.A.	2,133	197,364
		1,042,219
Canada — 5.59%
Alcan, Inc.	18,560	887,267
Bank of Nova Scotia	24,500	715,321
BCE, Inc.	21,600	465,094
Canadian National Railway Co.	17,800	869,500
Canadian Tire Corp.	2,500	98,119
Magna International, Inc., Class A	3,200	236,874
Shoppers Drug Mart Corp. (a)	19,300	521,560
Suncor Energy, Inc.	18,100	577,804
Toronto Dominion Bank	16,400	597,271
		4,968,810
Finland — 1.95%
Nokia Oyj	79,564	1,094,909
UPM-Kymmene Oyj	33,574	639,244
		1,734,153
France — 7.57%
BNP Paribas	14,696	949,126
Cap Gemini S.A.(a)	12,480	293,418
France Telecom S.A.	45,801	1,141,110
Sanofi-Aventis	19,644	1,424,834
Total S.A.	11,742	2,391,705
Unibail	4,459	536,917
		6,737,110
Germany — 0.38%
Volkswagen AG	8,764	337,323

Hong Kong — 1.18%
Cheung Kong Holdings Ltd.	54,000	462,231
Sun Hung Kai Properties Ltd.	51,000	480,697
Television Broadcasts Ltd.	24,000	107,411
		1,050,339
Ireland — 2.90%
Bank of Ireland	114,856	1,547,765
CRH PLC	43,174	1,032,226
		2,579,991

	Shares	Value
Italy — 2.33%
ENI SpA	42,453	$951,188
UniCredito Italiano SpA	221,746	1,118,159
		2,069,347
Japan — 17.99%
Canon, Inc.	31,300	1,471,070
Fuji Photo Film Co., Ltd.	15,000	492,673
Funai Electric Co., Ltd.	4,500	606,723
Honda Motor Co., Ltd.	36,200	1,753,917
Kao Corp.	48,000	1,060,473
Meitec Corp.	5,600	201,207
Mitsubishi Corp.	52,800	570,565
NGK Spark Plug Co., Ltd.	36,000	374,976
Nippon Paper Group, Inc.	98	429,470
Nippon Telegraph & Telephone Corp.	25	99,578
Nissan Motor Co., Ltd.	63,200	688,110
Nitto Denko Corp.	16,100	740,616
NTT DoCoMo, Inc.	873	1,481,205
Rohm Co., Ltd.	10,600	1,065,626
Sekisui House Ltd.	45,000	429,524
Shin-Etsu Chemical Co., Ltd.	10,100	362,891
SKY Perfect Communications, Inc.	157	183,759
Sompo Japan Insurance, Inc.	83,000	703,371
Sumitomo Mitsui Financial Group, Inc.	132	754,525
Sumitomo Trust & Banking Co., Ltd.	70,000	414,100
Takeda Pharmaceutical Co., Ltd.	28,400	1,288,391
Takefuji Corp.	7,390	472,708
Toyota Industries Corp.	13,400	304,559
Toyota Motor Corp.	400	15,316
Yokogawa Electric Corp.	3,000	34,488
		15,999,841
Netherlands — 7.31%
ABN AMRO Holding NV	69,469	1,578,070
Koninklijke (Royal) Philips Electronics NV	22,060	505,229
Reed Elsevier NV	82,387	1,061,107
Royal KPN NV (a)	150,585	1,127,770
TPG NV	48,875	1,194,023
VNU NV	40,269	1,035,292
		6,501,491
Portugal — 0.83%
Electricidade de Portugal S.A.	56,714	165,531
Portugal Telecom, SGPS, S.A.	51,897	571,725
		737,256
Spain — 0.85%
Banco Bilbao Vizcaya Argentaria S.A.	20,987	288,809
Banco Santander Central Hispano S.A.	48,223	470,759
		759,568
Sweden — 3.91%
Electrolux AB, B Shares	20,100	367,201
Hennes & Mauritz AB, B Shares	20,680	569,537
Sandvik AB	15,500	535,459
Svenska Cellulosa AB, B Shares	22,370	869,579
Svenska Handelsbanken AB, A Shares	21,410	448,480
Swedish Match AB	64,810	685,472
		3,475,728

	Shares	Value
Switzerland — 9.15%
Actelion NV (a)	5,292	$542,465
Adecco S.A. (a)	14,123	701,230
Clariant AG	19,913	238,407
Credit Suisse Group (a)	44,431	1,417,935
Holcim Ltd.	14,381	758,380
Nestle S.A.	5,687	1,302,540
Nobel Biocare Holding AG	1,901	294,962
Novartis AG	5,411	252,199
Roche Holding AG	20,537	2,121,625
Swiss Reinsurance Co.	8,890	511,529
		8,141,272
United Kingdom — 30.51%
Abbey National PLC	5,603	56,779
AstraZeneca PLC	29,086	1,192,128
Balfour Beatty PLC	40,614	204,678
Barclays PLC	188,901	1,811,677
BOC Group PLC	22,209	355,264
BP PLC	272,526	2,601,363
BT Group PLC	259,931	845,468
Cadbury Schweppes PLC	116,245	893,992
Centrica PLC	96,096	436,465
Compass Group PLC	66,809	266,572
Diageo PLC	152,845	1,908,407
Electrocomponents PLC	65,815	370,387
Gallaher Group PLC	68,950	802,261
HBOS PLC	48,453	654,078
HSBC Holdings PLC	49,387	783,760
ITV PLC	129,274	252,057
Kingfisher PLC	199,291	1,111,633
Morrison WM Supermarkets PLC (a)	96,900	337,540
National Grid Transco PLC	128,013	1,080,049
Prudential PLC	8,300	67,662
Rentokil Initial PLC	185,421	504,971
Reuters Group PLC	72,589	409,166
Royal Bank of Scotland Group PLC	80,636	2,328,801
Scottish & Southern Energy PLC	71,847	1,012,784
Shell Transport & Trading Co. PLC	300,294	2,203,475
Tesco PLC	279,021	1,440,234
Vodafone Group PLC	1,241,606	2,971,324
Wolseley PLC	13,684	233,628
		27,136,603
Total International Equities (Cost $75,320,344)		86,710,378

Short-Term Investment — 0.96%
UBS Supplementary Trust U.S. Cash Management Prime Fund, yield of 1.73% (Cost $852,742)	852,742	852,742

Total Investments (Cost $76,173,086) - 98.44%		$87,563,120

Industry Diversification
As a Percentage of Net Assets
As of September 30, 2004 (Unaudited)

INTERNATIONAL EQUITIES
Air Freight & Logistics	1.34%
Airlines	0.31
Auto Components	1.03
Automobiles	3.14
Beverages	2.15
Biotechnology	0.61
Capital Markets	1.59
Chemicals	2.13
Commercial Banks	17.35
Commercial Services & Supplies	1.58
Communications Equipment	1.23
Construction & Engineering	0.23
Construction Materials	2.01
Consumer Finance	0.53
Diversified Financial Services	0.95
Diversified Telecommunication Services	5.20
Electric Utilities	1.33
Electronic Equipment & Instruments	0.46
Food & Staples Retailing	2.89
Food Products	2.47
Gas Utilities	0.83
Health Care Equipment & Supplies	0.33
Hotels, Restaurants & Leisure	0.30
Household Durables	2.15
Household Products	1.19
Insurance	2.39
IT Services	0.33
Leisure Equipment & Products	0.55
Machinery	0.60
Media	3.95
Metals & Mining	1.00
Multi-Utilities & Unregulated Power	1.21
Multiline Retail	0.11
Office Electronics	1.65
Oil & Gas	9.81
Paper & Forest Products	2.18
Pharmaceuticals	7.06
Real Estate	1.66
Road & Rail	0.98
Semiconductors & Semiconductor Equipment	1.20
Specialty Retail	1.89
Tobacco	1.67
Trading Companies & Distributors	0.90
Wireless Telecommunication Services	5.01
Total International Equities	97.48
SHORT-TERM INVESTMENTS	0.96
TOTAL INVESTMENTS	98.44%

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes was $76,173,086; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$13,045,553
Gross unrealized depreciation	(1,655,519)
Net unrealized appreciation	$11,390,034

(a) Non-income producing security.

% Represents a percentage of net assets.

AUD Australian Dollar

CAD Canadian Dollar

CHF Swiss Franc

DKK Danish Krone

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

JPY Japanese Yen

NOK Norwegian Krone

SGD Singapore Dollar

SGPS Sociedade Gestora de Participacoes Sociais.

FORWARD FOREIGN CURRENCY CONTRACTS

UBS International Equity Relationship Fund had the following open forward foreign currency contracts as of

September 30, 2004:

	Contracts to Deliver	In Exchange For		Maturity Dates	Unrealized Appreciation/ (Depreciation)

Australian Dollar	780,000	USD	541,905	12/03/04	(19,812)
British Pound	5,800,000	USD	10,370,110	12/03/04	(73,660)
Canadian Dollar	1,000,000	USD	751,450	12/03/04	(38,034)
Euro	630,000	USD	764,119	12/03/04	(18,089)
Japanese Yen	157,000,000	USD	1,443,066	12/03/04	13,848
Swedish Krona	10,500,000	USD	1,410,905	12/03/04	(30,887)
Swiss Franc	4,130,000	USD	3,318,222	12/03/04	3,349
United States Dollar	541,055	AUD	780,000	12/03/04	20,662
United States Dollar	1,170,711	CAD	1,560,000	12/03/04	60,884
United States Dollar	840,543	CHF	1,060,000	12/03/04	10,248
United States Dollar	665,541	DKK	4,100,000	12/03/04	18,453
United States Dollar	6,425,482	EUR	5,314,977	12/03/04	173,594
United States Dollar	2,039,495	GBP	1,140,000	12/03/04	13,246
United States Dollar	412,095	HKD	3,200,000	12/03/04	(1,098)
United States Dollar	4,518,870	JPY	497,800,000	12/03/04	12,752
United States Dollar	434,531	NOK	3,000,000	12/03/04	11,135
United States Dollar	1,409,170	SGD	2,400,000	12/03/04	17,703
Total net unrealized appreciation on forward foreign currency contracts					174,294

UBS Emerging Markets Equity Relationship Fund — Schedule of Investments

September 30, 2004 (Unaudited)

	Shares	Value
International Equities — 99.15%
Argentina — 0.44%
Impsat Fiber Networks, Inc. (a)	9,400	$94
Tenaris S.A.	54,800	2,498,332
		2,498,426
Brazil — 14.54%
Banco Bradesco S.A., Preferred	239,263	12,565,701
Caemi Mineracao E Metalurgica S.A., Preferred (a)	7,684,000	4,837,775
Cia de Bebidas das Americas, Preferred	6,598,000	1,493,147
Cia de Bebidas das Americas, Preferred, ADR	296,200	6,634,880
Cia Energetica de Minas Gerais, Preferred	254,580,802	5,431,769
Companhia Vale Do Rio Doce, Preferred, Series A (a) (b)	23,646	0
Petroleo Brasileiro S.A.	139,593	5,053,472
Petroleo Brasileiro S.A., Preferred	668,106	21,943,041
Tele Norte Leste Participacoes S.A.	29,248	360,101
Tele Norte Leste Participacoes S.A., ADR	913,535	12,086,068
Usinas Siderurgicas de Minas Gerais S.A. (a)	534,763	8,230,001
Votorantim Celulose e Papel S.A.	94,500	3,264,975
		81,900,930
China — 1.30%
China Telecom Corp., Ltd.	7,708,000	2,495,842
Huadian Power International Corp., Ltd.	8,204,000	2,682,748
People’s Food Holdings Ltd.	3,136,000	2,160,703
		7,339,293
Germany — 0.18%
Deutsche Bank AG	63,300	1,015,554

Hong Kong — 4.80%
China Merchants Holdings International Co., Ltd.	1,958,000	2,950,289
China Mobile Hong Kong Ltd. (a)	5,380,000	16,351,011
CNOOC Ltd.	14,776,000	7,721,443
		27,022,743
Hungary — 1.63%
OTP Bank Rt.	401,833	8,990,913
OTP Bank Rt., GDR	4,335	185,105
		9,176,018
India — 5.22%
Bharat Heavy Electricals Ltd. Participation Certificates Citigroup Global Markets Holdings, Inc.	857,100	5,333,584
Bharat Heavy Electricals Ltd. Participation Certificates Citigroup Global Markets Holdings, Inc.	195,495	2,439,225
EIH Ltd.	12	67
GAIL India Ltd. Participation Certificates Citigroup Global Markets Holdings, Inc.	558,800	2,302,815
Hindustan Lever Ltd.	4,405	12,013
Infosys Technology Ltd.	86,000	4,867,600
ITC Ltd.	127,824	3,161,977
Larsen & Toubro Ltd.	183,866	3,415,710
Reliance Industries Citigroup Ltd. Participation Certificates Citigroup Global Markets Holdings, Inc. (a)	553,178	6,234,677
Tata Motors Ltd. (a)	181,134	1,624,776
		29,392,444
Indonesia — 3.03%
HM Sampoerna PT	4,956,000	3,300,393
PT Indonesian Satellite Corp.	7,848,000	3,619,847

	Shares	Value
PT Astra International (a)	4,371,076	$3,268,763
PT Bank Dagang Nasional (a)(b)	1,062	0
PT Bank Rakyat Indonesia (a)	17,376,500	3,888,846
PT Telekomunikasi	6,567,400	2,975,405
		17,053,254
Israel — 2.02%
Check Point Software Technologies Ltd. (a)	141,450	2,400,406
Teva Pharmaceutical Industries Ltd., ADR (a)	344,920	8,950,674
		11,351,080
Korea — 20.02%
Daelim Industrial Co.	68,650	2,951,085
Daewoo Engineering & Construction Co., Ltd.	663,540	2,716,970
Daishin Securities Co., Ltd.	338,560	2,557,944
Hansol Paper Co.	363,730	2,899,732
Honam Petrochemical Corp.	70,860	2,806,093
Hyundai Department Store Co., Ltd.	82,080	2,316,630
Hyundai Motor Co., Ltd.	81,878	3,775,703
Hyundai Motor Co., Ltd., Preferred	430,090	11,130,423
Kia Motors Corp.	342,570	3,153,488
Kookmin Bank (a)	375,626	11,890,202
Korean Reinsurance Co.	562,500	1,929,548
KT Corp., ADR	199,695	3,608,489
LG Chem Ltd.	133,028	5,048,479
LG Electronics, Inc.	82,920	4,767,090
POSCO	46,420	6,913,617
Samsung Electronics Co., Ltd.	72,108	28,680,386
Samsung Electronics Co., Ltd., Preferred	14,970	3,919,631
Samsung SDI Co., Ltd.	60,790	5,991,893
Sejong Securities Co., Ltd. (b)	726,000,000	0
SK Telecom Co., Ltd., ADR	291,544	5,670,531
		112,727,934
Malaysia — 3.18%
AMMB Holdings Bhd (a)	1,986,600	1,725,205
Commerce Asset Holdings Bhd	1,791,800	2,121,868
Genting Bhd	727,100	3,233,682
Malakoff Bhd	2,043,400	3,387,742
Resorts World Bhd	1,359,800	3,578,421
Telekom Malaysia Bhd	1,310,300	3,861,937
		17,908,855
Mexico — 6.28%
America Movil S.A. de C.V., Series L (a)	3,130,444	6,097,537
Cemex S.A. de C.V. CPO	722,783	4,059,375
Consorcio ARA S.A. de C.V. (a)	581,881	1,658,507
Fomento Economico Mexicano S.A. de C.V.	1,307,200	5,766,469
Grupo Financiero Banorte S.A. de C.V.	418,000	1,966,735
Telefonos de Mexico S.A. de C.V., Series L	538,744	866,999
Telefonos de Mexico S.A. de C.V., Series L, ADR	248,400	8,015,868
Wal-Mart de Mexico S.A. de C.V., Series V	2,052,719	6,957,912
		35,389,402
Russia — 8.28%
LUKOIL	178,800	5,542,800
LUKOIL, ADR	124,061	15,383,564
MMC Norilsk Nickel, ADR (a)	116,600	7,450,740
Surgutneftegaz, Preferred	3,904,122	1,873,979
Surgutneftegaz, Preferred ADR	121,700	5,841,600
Vimpel-Communications Corp., ADR (a)	84,500	9,193,600
YUKOS, ADR	84,059	1,348,306
		46,634,589

	Shares	Value
South Africa — 9.54%
ABSA Group Ltd.	348,294	$3,501,767
Anglo American Platinum Corp., Ltd.	46,350	1,947,058
Gold Fields Ltd.	437,003	5,905,446
Impala Platinum Holdings Ltd.	101,861	8,164,611
MTN Group Ltd.	2,310,336	10,996,843
Sanlam Ltd.	6,112,923	10,347,125
Standard Bank Group Ltd.	1,637,888	12,877,973
		53,740,823
Taiwan — 11.98%
Asustek Computer, Inc.	1,541,000	3,379,585
Cathay Financial Holding Co., Ltd.	1,666,000	3,138,769
Cathay Financial Holding Co., Ltd. (a)	1,512,000	2,848,631
China Steel Corp.	3,609,219	3,665,530
Chinatrust Financial Holding Co. (a)	10,268,797	11,063,820
Chunghwa Telecom Co., Ltd., ADR	163,300	2,875,713
Delta Electronics, Inc.	2,304,083	3,221,782
Faraday Technology Corp.	43,943	64,679
Formosa Chemicals & Fibre Co.	3,403,000	5,860,333
Holiday Entertainment Co., Ltd.	975,000	519,502
LITE-ON IT Corp.	1,138,000	2,294,760
Lite-On Technology Corp. (a)	3,010,300	2,809,141
MediaTek, Inc.	556,236	3,733,347
Siliconware Precision Industries Co. (a)	3,952,300	2,710,880
Taiwan Semiconductor Manufacturing Co., Ltd.	12,189,891	15,537,895
Yageo Corp. (a)	7,038,000	2,641,581
Yuanta Core Pacific Securities Co. (a)	1,508,000	1,065,411
		67,431,359
Thailand — 2.18%
Airports of Thailand PCL (a)	1,934,600	2,323,388
Bangkok Bank PCL (a)	2,167,400	5,153,625
C.P. Seven Eleven PCL	688,300	963,703
Kasikornbank PCL (a)	1,440,700	1,617,201
TelecomAsia Corp. PCL (b)	216,818	0
Thai Airways International PCL	1,887,200	2,220,905
		12,278,822
Turkey — 1.91%
Akbank TAS (a)	1,750,820,284	7,908,056
Turkiye Garanti Bankasi AS (a)	854,245,221	2,865,452
		10,773,508
United Kingdom — 2.62%
Anglo American PLC	620,125	14,748,919

Total International Equities (Cost $463,742,097)		558,383,953

	Shares
Investment Company — 0.27%
Thailand — 0.27%
Arisaig Asean Fund Ltd. (a) (Cost $684,021)	62,708	1,549,516
Total Investments (Cost $464,426,118) - 99.42%		$559,933,469

Industry Diversification
As a Percentage of Net Assets
As of September 30, 2004 (Unaudited)

INTERNATIONAL EQUITIES
Airlines	0.39%
Automobiles	4.08
Beverages	2.47
Capital Markets	0.64
Chemicals	2.44
Commercial Banks	15.56
Computers & Peripherals	1.51
Construction & Engineering	1.01
Construction Materials	0.72
Diversified Financial Services	2.10
Diversified Telecommunication Services	7.17
Electric Utilities	2.04
Electronic Equipment & Instruments	1.64
Energy	1.08
Energy Equipment & Services	0.44
Food & Staples Retailing	1.41
Food Products	0.38
Hotels, Restaurants & Leisure	1.21
Household Durables	1.14
Industrial Conglomerates	0.52
Insurance	3.24
IT Services	0.86
Media	0.09
Metals & Mining	10.98
Multiline Retail	0.41
Oil & Gas	12.60
Paper & Forest Products	1.09
Pharmaceuticals	1.59
Semiconductors & Semiconductor Equipment	9.70
Software	0.43
Telecommunications Services	0.06
Tobacco	1.15
Transportation Infrastructure	0.41
Wireless Telecommunication Services	8.59
Total International Equities	99.15
Investment Company	0.27
TOTAL INVESTMENTS	99.42%

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes was $464,426,118; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$109,611,478
Gross unrealized depreciation	(14,104,127)
Net unrealized appreciation	$95,507,351

(a)   Non-income producing security.

(b)   Securities are illiquid and fair valued by a valuation committee under the direction of the Board of Trustees.  At September 30, 2004, the value of these securities amounted to $0 or 0.00% of net assets.

% Represents a percentage of net assets.

ADR:    American Depositary Receipt.

Bhd:         Berhad

GDR:      Global Depositary Receipt.

UBS U.S. Cash Management Prime Relationship Fund — Schedule of Investments

September 30, 2004 (Unaudited)

	Shares	Value
Short-Term Investment — 100.03%
UBS Supplementary Trust U.S. Cash Management Prime Fund, yield of 1.73%	248,319,913	$248,319,913

Total Investments (Cost $248,319,913) - 100.03%		$248,319,913

UBS U.S. Bond Relationship Fund — Schedule of Investments

September 30, 2004 (Unaudited)

	Face Amount	Value
Bonds — 98.35%
U.S. Bonds — 96.18%
U.S. Corporate Bonds — 17.81%
Alcoa, Inc.
6.000%, due 01/15/12	$75,000	$82,082
Allstate Corp.
7.200%, due 12/01/09	85,000	97,670
Altria Group, Inc.
7.750%, due 01/15/27	95,000	100,349
American Electric Power Co., Inc.
6.125%, due 05/15/06	110,000	115,320
Apache Corp.
6.250%, due 04/15/12	40,000	44,822
AT&T Corp.
8.000%, due 11/15/31	135,000	147,150
AT&T Wireless Services, Inc.
8.750%, due 03/01/31	105,000	137,868
Avalonbay Communities, Inc.
7.500%, due 08/01/09	80,000	91,351
Avon Products, Inc.†
7.150%, due 11/15/09	110,000	126,161
Bank of America Corp.
7.400%, due 01/15/11	295,000	343,806
Bank One Corp.
7.875%, due 08/01/10	145,000	171,147
Boeing Capital Corp.
7.375%, due 09/27/10	115,000	133,609
Bombardier Capital, Inc.
6.125%, due 06/29/06	185,000	183,502
Bristol-Myers Squibb Co.
5.750%, due 10/01/11	80,000	85,790
Burlington Northern Santa Fe Corp.
7.082%, due 05/13/29	60,000	68,204
C.S. First Boston USA, Inc.
3.875%, due 01/15/09	60,000	59,959
6.500%, due 01/15/12	135,000	149,973
Caterpillar, Inc.
6.550%, due 05/01/11	50,000	56,579
Cendant Corp.
6.250%, due 01/15/08	55,000	59,287
Centex Corp.
9.750%, due 06/15/05	55,000	57,472
Citigroup, Inc., 144A
5.000%, due 09/15/14	454,000	454,565
Citizens Communications Co.
9.250%, due 05/15/11	45,000	49,500
Comcast Cable Communications, Inc.
6.750%, due 01/30/11	295,000	327,215
Computer Sciences Corp.
3.500%, due 04/15/08	65,000	64,806
ConAgra Foods, Inc.
6.750%, due 09/15/11	80,000	90,011
ConocoPhillips
8.750%, due 05/25/10	175,000	215,325

	Face Amount	Value
Coors Brewing Co.
6.375%, due 05/15/12	$85,000	$93,765
Countrywide Home Loans, Inc.
3.250%, due 05/21/08	65,000	63,922
DaimlerChrysler N.A. Holding Corp.
4.050%, due 06/04/08	405,000	408,630
Devon Financing Corp., ULC
6.875%, due 09/30/11	125,000	141,033
Dominion Resources, Inc.
8.125%, due 06/15/10	65,000	77,019
Dow Chemical Co.
6.125%, due 02/01/11	195,000	212,804
Duke Energy Field Services, LLC
7.875%, due 08/16/10	120,000	141,236
EOP Operating LP
7.250%, due 06/15/28	115,000	124,898
Erac U.S.A. Finance Co., 144A
8.000%, due 01/15/11	40,000	47,407
Federated Department Stores, Inc.
6.625%, due 04/01/11	85,000	94,966
First Data Corp.
5.625%, due 11/01/11	105,000	112,284
FirstEnergy Corp., Series B
6.450%, due 11/15/11	75,000	81,815
FleetBoston Financial Corp.
7.375%, due 12/01/09	55,000	63,260
Ford Motor Co.
7.450%, due 07/16/31	120,000	117,664
Ford Motor Credit Co.
5.800%, due 01/12/09	460,000	476,786
FPL Group Capital, Inc.
7.625%, due 09/15/06	65,000	70,476
GATX Financial Corp.
6.875%, due 11/01/04	65,000	65,240
General Electric Capital Corp.
6.000%, due 06/15/12	765,000	840,466
6.750%, due 03/15/32	95,000	109,336
General Motors Acceptance Corp.
6.875%, due 09/15/11	205,000	215,050
8.000%, due 11/01/31	135,000	139,724
General Motors Corp.
8.375%, due 07/15/33	125,000	132,722
Goldman Sachs Group, Inc.
6.875%, due 01/15/11	325,000	367,023
Harrah’s Operating Co., Inc.
7.500%, due 01/15/09	55,000	61,532
Hartford Financial Services Group, Inc.
4.700%, due 09/01/07	125,000	129,090
Household Finance Corp.
6.750%, due 05/15/11	225,000	253,250
ICI Wilmington, Inc.
4.375%, due 12/01/08	165,000	166,898
International Lease Finance Corp.
3.500%, due 04/01/09	65,000	63,623
International Paper Co.
6.750%, due 09/01/11	55,000	61,288
John Deere Capital Corp.
7.000%, due 03/15/12	115,000	132,956
JPMorgan Chase & Co.
6.750%, due 02/01/11	185,000	208,135

	Face Amount	Value
Kohl’s Corp.
7.250%, due 06/01/29	$30,000	$35,224
Kraft Foods, Inc.
5.625%, due 11/01/11	165,000	174,282
Kroger Co.
7.500%, due 04/01/31	80,000	92,865
Lincoln National Corp.
6.200%, due 12/15/11	80,000	87,320
Lockheed Martin Corp.
8.500%, due 12/01/29	75,000	99,177
Marathon Oil Corp.
6.125%, due 03/15/12	125,000	135,866
Marsh & McClennan Cos., Inc.
6.250%, due 03/15/12	75,000	83,053
McKesson Corp., Inc.
7.750%, due 02/01/12	50,000	56,857
Miller Brewing Co., 144A
5.500%, due 08/15/13	165,000	172,036
Morgan Stanley
6.750%, due 04/15/11	435,000	487,441
Motorola, Inc.
7.625%, due 11/15/10	55,000	64,362
News America, Inc.
7.125%, due 04/08/28	50,000	55,321
Pacific Gas & Electric Co.
6.050%, due 03/01/34	80,000	81,424
Pepsi Bottling Holdings, Inc., 144A
5.625%, due 02/17/09	55,000	59,207
PP&L Capital Funding, Inc.
7.750%, due 04/15/05	80,000	82,002
PPL Capital Funding Trust I
4.330%, due 03/01/09	65,000	64,228
Praxair, Inc.
6.375%, due 04/01/12	85,000	95,637
Progress Energy, Inc.
7.000%, due 10/30/31	60,000	65,246
PSEG Power LLC
7.750%, due 04/15/11	45,000	52,393
Qwest Capital Funding, Inc.
7.900%, due 08/15/10	210,000	193,725
Rohm & Haas Co.
7.850%, due 07/15/29	50,000	63,693
Safeway, Inc.
6.500%, due 03/01/11	125,000	136,620
Sempra Energy Corp.
7.950%, due 03/01/10	65,000	76,270
SLM Corp.
5.625%, due 04/10/07	120,000	126,299
Sprint Capital Corp.
8.375%, due 03/15/12	65,000	78,724
Time Warner, Inc.
7.625%, due 04/15/31	140,000	161,140
Transocean, Inc.
6.625%, due 04/15/11	185,000	206,587
Travelers Property Casualty Corp.
5.000%, due 03/15/13	65,000	64,624
TXU Energy Co. LLC
7.000%, due 03/15/13	120,000	135,490

	Face Amount	Value
U.S. Bank N.A. Minnesota
6.375%, due 08/01/11	$70,000	$78,212
Unilever Capital Corp.
7.125%, due 11/01/10	55,000	63,685
Union Pacific Corp.
6.700%, due 12/01/06	115,000	123,163
United Technologies Corp.
6.100%, due 05/15/12	70,000	77,183
UST, Inc.
6.625%, due 07/15/12	140,000	157,141
Valero Energy Corp.
7.500%, due 04/15/32	110,000	128,603
Verizon New York, Inc., Series B
7.375%, due 04/01/32	235,000	261,473
Viacom, Inc.
6.625%, due 05/15/11	105,000	116,594
Wachovia Bank N.A.
7.800%, due 08/18/10	75,000	88,342
Wal-Mart Stores, Inc.
6.875%, due 08/10/09	185,000	209,810
Washington Mutual, Inc.
5.625%, due 01/15/07	375,000	394,156
Waste Management, Inc.
7.375%, due 08/01/10	85,000	98,115
Wells Fargo Bank N.A.
6.450%, due 02/01/11	110,000	123,342
Weyerhaeuser Co.
7.375%, due 03/15/32	70,000	80,324
Wyeth
5.250%, due 03/15/13	75,000	76,519
Xcel Energy, Inc.
7.000%, due 12/01/10	85,000	96,128
		14,247,724
Asset-Backed Securities — 6.37%
Americredit Automobile Receivables Trust, 03-AM, Class A2B†
1.956%, due 10/06/06	54,228	54,231
Capital One Multi-Asset Execution Trust, 03-A1, Class A1†
2.150%, due 01/15/09	760,000	763,730
Conseco Finance Securitizations Corp., 00-1, Class A4
7.620%, due 05/01/31	1,330,115	1,365,764
Conseco Finance Securitizations Corp., 00-B, Class AF4
7.870%, due 02/15/31	1,861	1,884
Conseco Finance Securitizations Corp., 01-3, Class A2
5.160%, due 05/01/33	114,197	115,050
Countrywide Asset-Backed Certificates, 03-SD3, Class A1†
2.260%, due 12/25/32	137,549	137,980
Countrywide Asset-Backed Certificates, 04-SD1, Class A1, 144A†
2.180%, due 06/25/33	228,827	229,232
First Franklin Mortgage Loan Asset Backed Certificates,
04-FFB, Class A1 (a)†
4.167%, due 06/25/24	381,403	380,915
Greentree Financial Corp., 96-4, Class A6
7.400%, due 06/15/27	350,227	380,300
Host Marriott Pool Trust, 99-HMTA, Class A †
6.980%, due 08/03/15	201,430	216,889
Massachusetts RRB Special Purpose Trust, 99-1, Class A5†
7.030%, due 03/15/12	290,000	328,198
Providian Gateway Master Trust, 04-AA, Class D, 144A†
3.610%, due 03/15/11	200,000	200,440
RAFC Asset-Backed Trust, 01-1, Class A3 (a)
5.115%, due 01/25/15	301,001	306,501

	Face Amount	Value
Structured Asset Securities Corp., 03-AL2, Class A, †
3.356%, due 01/25/31	$192,440	$179,683
Vanderbilt Mortgage Finance, 00-B, Class 1A3
8.255%, due 05/07/17	84,521	86,299
WFS Financial Owner Trust, 04-3, Class D
4.070%, due 02/17/12	350,000	349,450
		5,096,546
Commercial Mortgage-Backed Securities — 8.80%
Asset Securitization Corp., 95-MD4, Class A3†
7.384%, due 08/13/29	850,000	939,874
Bear Stearns Commercial Mortgage Securities, 00-WF2, Class A2†
7.320%, due 10/15/32	160,000	183,104
Commercial Mortgage Pass-Through Certificate, 04-HTL1, Class A2†
2.080%, due 07/15/16	250,000	249,943
Commercial Mortgage Trust, 01-FL5A, Class E†
3.260%, due 11/15/13	115,000	114,988
Commercial Mortgage Trust, 01-FL5A, Class F†
2.463%, due 11/15/13	130,000	129,651
DLJ Commercial Mortgage Corp., 99-CG1, Class A1B†
6.460%, due 03/10/32	340,000	374,830
DLJ Commercial Mortgage Corp., 99-CG3, Class A1B†
7.340%, due 10/10/32	260,000	297,993
First Union Commercial Mortgage Securities, Inc., 97-C2, Class A3†
6.650%, due 11/18/29	229,137	246,669
GMAC Commercial Mortgage Securities, Inc., 97-C2, Class A2†
6.550%, due 04/16/29	110,244	110,373
Greenwich Capital Commercial Funding Corp., 03-FL1, Class A, 144A†
2.006%, due 07/05/18	227,286	227,326
Heller Financial Commercial Mortgage Assets, 99-PH1, Class A1
6.500%, due 05/15/31	400,858	421,668
Host Marriott Pool Trust, 99-HMTA, Class C†
7.730%, due 08/03/15	320,000	365,241
Host Marriott Pool Trust, 99-HMTA, Class D†
7.970%, due 08/03/15	200,000	227,534
Host Marriott Pool Trust, 99-HMTA, Class E†
8.070%, due 08/03/15	200,000	223,972
LB Commercial Conduit Mortgage Trust, 99-C1, Class A1†
6.410%, due 06/15/31	249,055	260,481
LB Commercial Conduit Mortgage Trust, 99-C2, Class A2
7.325%, due 10/15/32	220,000	250,305
Mach One Trust Commercial Mortgage-Backed, 04-1A, Class A1†
3.890%, due 05/28/40	394,031	395,251
Merrill Lynch Mortgage Investors, Inc., 96-C2, Class A3†
6.960%, due 11/21/28	278,240	293,986
Merrill Lynch Mortgage Investors, Inc., 97-C2, Class A2†
6.540%, due 12/10/29	352,683	379,652
Morgan Stanley Capital I, 96-WF1, Class A3, 144A†
7.698%, due 11/15/28	200,530	206,153
Morgan Stanley Dean Witter Capital I, 00-LIF2, Class A1†
6.960%, due 10/15/33	134,055	145,598
Morgan Stanley Dean Witter Capital I, 01-1QA, Class A2†
5.330%, due 12/18/32	200,000	209,223
Nomura Asset Securities Corp., 95-MD3, Class A1B†
8.150%, due 04/04/27	496,213	504,917
Salomon Brothers Mortgage Securities VII, 00-C1, Class A2†
7.520%, due 12/18/09	250,000	287,359
		7,046,091

	Face Amount	Value
Mortgage-Backed Securities — 41.52%
C.S. First Boston Mortgage Securities Corp., 01-26, Class 5A1†
7.440%, due 11/25/31	$148,763	$151,597
C.S. First Boston Mortgage Securities Corp., 02-10, Class 2A1
7.500%, due 05/25/32	228,298	236,201
C.S. First Boston Mortgage Securities Corp., 03-8, Class 5A1
6.500%, due 04/25/33	954,695	971,005
Citicorp Mortgage Securities, Inc., 94-3, Class A13
6.500%, due 02/25/24	245,391	256,068
Countrywide Alternative Loan Trust, 04-J8, Class 2A1
7.000%, due 08/25/34	820,000	883,516
Federal Home Loan Mortgage Corp.
2.875%, due 11/03/06	5,000	4,984
3.875%, due 01/12/09	785,000	783,779
5.000%, due 01/30/14	1,260,000	1,261,228
5.125%, due 07/15/12	665,000	698,510
Federal Home Loan Mortgage Corp., 1595, Class D
7.000%, due 10/15/13	74,601	78,082
Federal Home Loan Mortgage Corp., 2148, Class ZA
6.000%, due 04/15/29	676,326	696,229
Federal Home Loan Mortgage Corp., 2532, Class PD
5.500%, due 06/15/26	1,040,000	1,079,851
Federal Home Loan Mortgage Corp., Gold
5.000%, due 11/01/07	85,537	87,600
5.500%, due 09/01/17	231,200	239,341
5.500%, due 01/01/18	111,231	115,148
5.500%, due 07/01/19	818,479	846,420
5.500%, due 12/01/33	551,419	560,176
6.000%, due 10/01/29	80,094	82,990
6.000%, due 12/01/30	459,256	475,215
6.000%, due 07/01/34	2,004,991	2,073,178
6.500%, due 04/01/29	16,371	17,207
6.500%, due 06/01/29	165,015	173,441
6.500%, due 09/01/29	44,843	47,161
6.500%, due 11/01/29	817,656	860,536
6.500%, due 03/01/32	35,549	37,321
6.500%, due 11/01/32	2,244,702	2,356,630
7.500%, due 05/01/24	16,205	17,469
8.000%, due 09/01/25	1,030	1,127
8.000%, due 11/01/27	25,868	28,309
Federal National Mortgage Association
2.625%, due 01/19/07†	1,145,000	1,134,042
3.366%, due 09/01/33†	116,168	117,071
4.381%, due 06/01/33†	328,441	333,381
4.579%, due 11/01/33†	808,084	821,824
5.000%, due 03/01/34	607,461	602,623
5.500%, due 01/01/09	35,138	36,535
5.500%, due 12/01/17	197,331	204,392
5.500%, due 01/01/18	160,403	166,143
5.500%, due 02/01/18	768,533	796,033
5.500%, due 11/01/23	103,303	105,056
5.500%, due 03/01/33	565,886	574,942
6.000%, due 06/01/23	16,854	17,572
6.000%, due 03/01/28	35,336	36,674
6.000%, due 03/01/29	45,256	46,969
6.000%, due 05/01/29	20,334	21,104
6.000%, due 06/01/31	80,938	83,950
6.000%, due 06/01/33	217,348	225,208

	Face Amount	Value
6.000%, due 07/01/34	$698,551	$723,610
6.250%, due 02/01/11	1,110,000	1,225,513
6.500%, due 08/01/16	482,369	511,002
6.500%, due 08/01/28	21,015	22,096
6.500%, due 09/01/28	10,941	11,504
6.500%, due 06/01/29	451,087	474,046
6.500%, due 05/01/30	195,302	205,348
6.500%, due 10/01/30	172,209	180,974
6.500%, due 11/01/31	43,423	45,579
6.500%, due 08/01/34	3,351,479	3,516,208
6.500%, due 10/25/34	255,000	267,431
7.000%, due 05/01/26	22,261	23,709
7.000%, due 11/01/31	59,774	63,427
7.000%, due 04/01/32	150,968	160,150
7.000%, due 11/01/32	73,530	78,002
7.000%, due 05/01/33	139,728	148,217
7.500%, due 05/01/31	41,675	44,668
8.000%, due 11/01/22	5,322	5,825
8.000%, due 09/01/27	12,438	13,626
Federal National Mortgage Association Whole Loan, 95-W3, Class A
9.000%, due 04/25/25	4,395	4,848
Federal National Mortgage Association Grantor Trust, 00-T6, Class A1
7.500%, due 06/25/30	282,153	306,577
Federal National Mortgage Association Grantor Trust, 01-T10, Class A2
7.500%, due 12/25/41	266,602	288,157
Federal National Mortgage Association Grantor Trust, 01-T5, Class A3
7.500%, due 06/19/30	144,514	155,859
Federal National Mortgage Association Whole Loan, 03-W11, Class A1†
6.930%, due 06/25/33	366,875	372,834
Federal National Mortgage Association Whole Loan, 03-W6, Class 6A†
4.375%, due 08/25/42	265,559	278,073
Federal National Mortgage Association, Strips
9.500%, due 11/01/09	109,727	120,145
Government National Mortgage Association
4.000%, due 12/20/29	247,636	250,011
6.000%, due 12/20/28	312,417	324,666
6.000%, due 01/15/29	87,983	91,498
6.000%, due 02/20/29	128,843	133,789
6.000%, due 07/15/29	180,374	187,580
6.000%, due 08/20/29	36,293	37,686
6.000%, due 09/20/29	17,147	17,805
6.500%, due 08/15/27	2,523	2,671
6.500%, due 01/15/29	10,253	10,844
6.500%, due 05/15/29	19,076	20,175
6.500%, due 12/15/29	207,499	219,458
6.500%, due 04/15/31	550,414	581,405
7.000%, due 07/15/25	16,781	17,968
7.000%, due 04/15/26	45,164	48,317
7.000%, due 06/15/27	71,204	76,116
8.500%, due 12/15/17	18,885	20,919
9.500%, due 09/15/18	147,260	166,922
GSMPS Mortgage Loan Trust , 01-2, Class A, 144A
7.500%, due 06/19/32	84,262	90,578
Impac Secured Assets Common Owner Trust, 01-3, Class A2
7.250%, due 04/25/31	24,914	25,277
MLCC Mortgage Investors, Inc., 03-D, Class XA1 (b) ††
1.000%, due 08/25/28	9,154,456	139,462
Morgan Stanley Mortgage Loan Trust, 04-4, Class 2A†
6.570%, due 09/25/34	600,000	626,744
Structured Adjustable Rate Mortgage Loan Trust, 04-3AC, Class A1†
4.940%, due 03/25/34	435,945	439,954
		33,221,111

	Face Amount	Value
U.S. Government Obligations — 21.68%
U.S. Treasury Bonds
6.250%, due 08/15/23	$995,000	$1,161,895
6.250%, due 05/15/30	620,000	735,863
6.625%, due 02/15/27	1,170,000	1,434,895
8.125%, due 08/15/19	325,000	444,933
8.750%, due 05/15/17	935,000	1,319,190
U.S. Treasury Notes
2.250%, due 04/30/06	2,240,000	2,233,524
2.500%, due 05/31/06	2,970,000	2,971,277
3.625%, due 07/15/09	3,885,000	3,932,043
4.000%, due 02/15/14	1,450,000	1,438,786
5.375%, due 02/15/31	1,565,000	1,676,506
		17,348,912
Total U.S. Bonds		76,960,384

International Bonds — 2.17%
International Corporate Bonds — 1.14%
Canada — 0.34%
Bombardier, Inc., 144A
6.300%, due 05/01/14	145,000	125,227
Burlington Resources Finance Co.
6.680%, due 02/15/11	70,000	78,570
Telus Corp.
8.000%, due 06/01/11	55,000	64,446
		268,243
France — 0.11%
France Telecom S.A.
8.500%, due 03/01/31	65,000	86,180

Luxembourg — 0.11%
Telecom Italia Capital S.A., 144A
5.250%, due 11/15/13	90,000	91,698

Netherlands — 0.12%
Deutsche Telekom International Finance BV
8.250%, due 06/15/30	75,000	96,943

United Kingdom — 0.46%
Abbey National PLC
7.950%, due 10/26/29	55,000	69,733
HSBC Holdings PLC
5.250%, due 12/12/12	70,000	72,606
Royal Bank of Scotland Group PLC
9.118%, due 03/31/10	75,000	92,204
Vodafone Group PLC
7.750%, due 02/15/10	115,000	134,901
		369,444
Total International Corporate Bonds		912,508

Foreign Government Bonds — 0.94%
Mexico — 0.44%
United Mexican States
8.125%, due 12/30/19	305,000	350,750

	Face Amount	Value
Russia — 0.50%
Russian Federation, 144A (a)
5.000%, due 03/31/30	$420,000	$403,725
		754,475
Sovereign/Supranational Bond — 0.09%
Pemex Project Funding Master Trust
8.000%, due 11/15/11	60,000	68,010

Total International Bonds		1,734,993
Total Bonds (Cost $77,721,527)		78,695,377

	Shares
Short-Term Investment — 3.86%
UBS Supplementary Trust U.S. Cash Management Prime Fund, yield of 1.73% (Cost $3,088,489)	3,088,489	3,088,489
Total Investments (Cost $80,810,016) — 102.21%		$81,783,866

Industry Diversification

As a Percent of Net Assets

As of September 30, 2004 (Unaudited)

U.S. BONDS
U.S. Corporate Bonds
Aerospace & Defense	0.22%
Automobiles	0.83
Beverages	0.41
Capital Markets	1.33
Chemicals	0.67
Commercial Banks	1.09
Commercial Services & Supplies	0.27
Communications Equipment	0.08
Consumer Finance	2.16
Diversified Financial Services	2.10
Diversified Telecommunication Services	0.91
Electric Utilities	1.09
Energy Equipment & Services	0.26
Food & Staples Retailing	0.55
Food Products	0.41
Gas Utilities	0.10
Hotels, Restaurants & Leisure	0.08
Household Durables	0.07
Insurance	0.58
IT Services	0.22
Machinery	0.07
Media	0.83
Metals & Mining	0.10
Multi-Utilities & Unregulated Power	0.24
Multiline Retail	0.16
Oil & Gas	0.83
Paper & Forest Products	0.18
Personal Products	0.16
Pharmaceuticals	0.20
Real Estate	0.27
Road & Rail	0.30
Thrifts & Mortgage Finance	0.57
Tobacco	0.31

Wireless Telecommunication Services	0.16%
Total U.S. Corporate Bonds	17.81
Asset–Backed Securities	6.37
Commercial Mortgage-Backed Securities	8.80
Mortgage-Backed Securities	41.52
U.S. Government Obligations	21.68
Total U.S. Bonds	96.18
International Bonds
International Corporate Bonds
Aerospace & Defense	0.16
Commercial Banks	0.29
Diversified Telecommunication Services	0.42
Oil & Gas	0.10
Wireless Telecommunication Services	0.17
Total International Corporate Bonds	1.14
Foreign Government Bonds	0.94
Sovereign/Supranational Bonds	0.09
Total International Bonds	2.17
TOTAL BONDS	98.35
SHORT-TERM INVESTMENT	3.86
TOTAL INVESTMENTS	102.21%

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes was $80,810,016; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,255,535
Gross unrealized depreciation	(281,685)
Net unrealized appreciation	$973,850

(a)     Step Bonds - coupon rate increase in increments to maturity. Rate disclosed is as of September 30, 2004. Maturity date disclosed is the ultimate maturity date.

(b)    Security is illiquid. This security amounted to $139,462 or 0.17% of net assets.

†             Variable rate security - The rate disclosed is that in effect at September 30, 2004.

††       Interest Only Security. This security entitles the holder to receive interest from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

%        Represents a percentage of net assets.

144A:  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid  and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004 the value of these securities amounted to $2,307,594 or 2.88% of net assets.

UBS High Yield Relationship Fund - Schedule of Investments

September 30, 2004 (Unaudited)

	Face Amount	Value
Bonds — 95.74%
U.S. Corporate Bonds - 95.74%
ACC Escrow Corp.
10.000%, due 08/01/11	$575,000	$465,750
Activant Solutions, Inc.
10.500%, due 06/15/11	750,000	772,500
Advanced Accessory Systems LLC
10.750%, due 06/15/11	1,000,000	940,000
Advanstar Communications, Inc.
10.750%, due 08/15/10	700,000	775,250
Aearo Co. I
8.250%, due 04/15/12	1,000,000	1,020,000
AES Corp.
9.375%, due 09/15/10	1,860,000	2,094,825
Ainsworth Lumber Co., Ltd., 144A
7.250%, due 10/01/12	550,000	555,500
AK Steel Corp.
7.750%, due 06/15/12	1,750,000	1,710,625
Alliance Imaging, Inc.
10.375%, due 04/15/11	1,000,000	1,086,250
American Airlines, Inc. †
6.977%, due 05/23/21	1,533,159	1,350,331
8.608%, due 04/01/11	400,000	339,156
American Color Graphics, Inc.
10.000%, due 06/15/10	550,000	423,500
American Rock Salt Co. LLC, 144A
9.500%, due 03/15/14	1,250,000	1,293,750
American Tower Corp.
7.125%, due 10/15/12	750,000	742,500
Amscan Holdings, Inc., 144A†
8.750%, due 05/01/14	900,000	918,000
Anchor Glass Container Corp.
11.000%, due 02/15/13	425,000	484,500
Armor Holdings, Inc.
8.250%, due 08/15/13	850,000	937,125
AT&T Corp.
8.000%, due 11/15/11	450,000	503,438
8.000%, due 11/15/31	850,000	926,500
B&G Foods, Inc., Series D
9.625%, due 08/01/07	500,000	510,500
Bally Total Fitness Holding Corp.
10.500%, due 07/15/11	550,000	522,500
BE Aerospace, Inc., Series B
8.875%, due 05/01/11	900,000	911,250
Bear Island Paper Co. LLC, Series B
10.000%, due 12/01/07	500,000	490,000
Berry Plastics Corp.
10.750%, due 07/15/12	750,000	847,500
Buckeye Technologies, Inc.
8.000%, due 10/15/10	1,125,000	1,102,500
Buffets, Inc.
11.250%, due 07/15/10	1,000,000	1,060,000
Building Materials Corp. of America, Series B
7.750%, due 07/15/05	400,000	407,000
Cadmus Communications Corp., 144A
8.375%, due 06/15/14	750,000	808,125
Calpine Canada Energy Finance Corp.
8.500%, due 05/01/08	2,250,000	1,552,500
Cellu Tissue Holdings, Inc., 144A
9.750%, due 03/15/10	1,000,000	1,015,000
Century Aluminum Co., 144A
7.500%, due 08/15/14	750,000	789,375
Charter Communications Holdings LLC
10.000%, due 05/15/11	1,300,000	1,001,000
Charter Communications Operating LLC, 144A
8.000%, due 04/30/12	1,000,000	997,500
8.375%, due 04/30/14	300,000	298,125

	Face Amount	Value
Chesapeake Energy Corp.
7.500%, due 06/15/14	$750,000	$819,375
Chiquita Brands International, Inc., 144A
7.500%, due 11/01/14	275,000	275,000
Chukchansi Economic Development Authority, 144A
14.500%, due 06/15/09	550,000	687,500
Cincinnati Bell, Inc.
8.375%, due 01/15/14	1,250,000	1,140,625
Circus & Eldorado Joint Venture Corp.
10.125%, due 03/01/12	750,000	798,750
Collins & Aikman Products Co.
10.750%, due 12/31/11	750,000	750,000
12.875%, due 08/24/12, 144A	700,000	645,750
Comstock Resources, Inc.
6.875%, due 03/01/12	1,250,000	1,281,250
Constar International, Inc.
11.000%, due 12/01/12	600,000	567,000
Continental Airlines, Inc.†
7.461%, due 04/01/15	468,104	433,892
Couche-Tard U.S. Finance Corp.
7.500%, due 12/15/13	300,000	319,500
Crown Cork & Seal Co., Inc.
8.000%, due 04/15/23	2,750,000	2,557,500
CSC Holdings, Inc.
6.750%, due 04/15/12, 144A	1,100,000	1,102,750
7.875%, due 12/15/07	750,000	795,937
CSC Holdings, Inc., Series B
7.625%, due 04/01/11	450,000	474,188
Da-Lite Screen Co., Inc.
9.500%, due 05/15/11	1,250,000	1,318,750
Delco Remy International, Inc.
9.375%, due 04/15/12	650,000	637,000
Dobson Communications Corp.
8.875%, due 10/01/13	550,000	354,750
10.875%, due 07/01/10	625,000	450,000
DRS Technologies, Inc.
6.875%, due 11/01/13	750,000	780,000
Dura Operating Corp., Series D
9.000%, due 05/01/09	750,000	667,500
Dynegy Holdings, Inc.
6.875%, due 04/01/11	600,000	571,500
7.125%, due 05/15/18	675,000	590,625
Echostar DBS Corp., 144A
6.625%, due 10/01/14	825,000	819,844
Edison Mission Energy Corp.
10.000%, due 08/15/08	1,000,000	1,170,000
El Pollo Loco, Inc.
9.250%, due 12/15/09	1,115,000	1,148,450
Energy Partners Ltd.
8.750%, due 08/01/10	575,000	623,875
Equinox Holdings, Inc.
9.000%, due 12/15/09	950,000	978,500
Equistar Chemicals LP
10.625%, due 05/01/11	500,000	570,000
FastenTech, Inc., 144A
11.500%, due 05/01/11	550,000	618,750
Fedders North America, Inc.
9.875%, due 03/01/14	400,000	333,000
Felcor Lodging LP
8.500%, due 06/01/11	520,000	572,000
Fisher Communications, Inc., 144A
8.625%, due 09/15/14	250,000	260,000
Frontier Oil Corp., 144A
6.625%, due 10/01/11	275,000	278,438
Georgia-Pacific Corp.
8.875%, due 05/15/31	1,500,000	1,818,750
Giant Industries, Inc.
11.000%, due 05/15/12	744,000	851,880
Graham Packaging Co., Inc., 144A
8.500%, due 10/15/12	200,000	204,000

	Face Amount	Value
Granite Broadcasting Corp.
9.750%, due 12/01/10	$1,100,000	$1,017,500
Gulfmark Offshore, Inc., 144A
7.750%, due 07/15/14	1,500,000	1,518,750
Herbst Gaming, Inc., 144A
8.125%, due 06/01/12	550,000	563,750
Hornbeck Offshore Services, Inc.
10.625%, due 08/01/08	750,000	826,875
Houghton Mifflin Co
8.250%, due 02/01/11	1,250,000	1,306,250
Ingles Markets, Inc.
8.875%, due 12/01/11	500,000	538,750
Insight Communications Co., Inc. (b)
12.250%, due 02/15/11	800,000	748,000
Interface, Inc.
10.375%, due 02/01/10	1,000,000	1,135,000
Intrawest Corp., 144A
7.500%, due 10/15/13	350,000	362,688
Invensys PLC
9.875%, due 03/15/11	450,000	461,250
IPC Acquisition Corp.
11.500%, due 12/15/09	1,000,000	1,100,000
Jacobs Entertainment Co.
11.875%, due 02/01/09	1,250,000	1,412,500
Jafra Cosmetics International, Inc.
10.750%, due 05/15/11	250,000	283,125
Jean Coutu Group, Inc., 144A
8.500%, due 08/01/14	875,000	868,437
Jostens IH Corp., 144A
7.625%, due 10/01/12	400,000	402,000
Kansas City Southern Railway Co.
7.500%, due 06/15/09	750,000	766,875
Land O Lakes, Inc.
8.750%, due 11/15/11	500,000	467,500
Le-Natures, Inc., 144A
9.000%, due 06/15/13	1,600,000	1,704,000
Levi Strauss & Co
11.625%, due 01/15/08	400,000	413,000
12.250%, due 12/15/12	1,000,000	1,057,500
MAAX Corp., 144A
9.750%, due 06/15/12	900,000	954,000
MCI, Inc.†
5.908%, due 05/01/07	804,000	796,965
6.688%, due 05/01/09	379,000	365,261
7.735%, due 05/01/14	500,000	473,750
Mediacom LLC
9.500%, due 01/15/13	1,000,000	962,500
Merisant Co., 144A
9.500%, due 07/15/13	650,000	617,500
Methanex Corp.
8.750%, due 08/15/12	500,000	575,000
Midwest Generation LLC
8.750%, due 05/01/34	750,000	817,500
Millar Western Forest Products Ltd.
7.750%, due 11/15/13	500,000	525,000
Mirant Americas Generation, Inc.
7.625%, due 05/01/06	675,000	597,375
MTR Gaming Group, Inc.
9.750%, due 04/01/10	750,000	817,500
Nexstar Finance Holdings, Inc. LLC
11.375%, due 04/01/13	1,000,000	766,250
Nexstar Finance, Inc., LLC
7.000%, due 01/15/14	825,000	812,625
Omnova Solutions, Inc.
11.250%, due 06/01/10	1,050,000	1,176,000
Owens-Brockway
8.250%, due 05/15/13	300,000	319,500
8.875%, due 02/15/09	1,150,000	1,250,625
Pantry, Inc.
7.750%, due 02/15/14	800,000	812,000
Parker Drilling Co.
9.625%, due 10/01/13	1,100,000	1,226,500

	Face Amount	Value
Pathmark Stores, Inc.
8.750%, due 02/01/12	$700,000	$654,500
Perry Ellis International, Inc., Series B
9.500%, due 03/15/09	750,000	798,750
Petroleum Geo-Services ASA
10.000%, due 11/05/10	1,000,000	1,132,500
Pinnacle Foods Holding Corp., 144A
8.250%, due 12/01/13	1,000,000	942,500
Pliant Corp.
11.125%, due 09/01/09	625,000	650,000
Port Townsend Paper Corp., 144A
11.000%, due 04/15/11	800,000	836,000
Pride International, Inc., 144A
7.375%, due 07/15/14	430,000	477,300
Qwest Communications International, Inc., 144A
7.250%, due 02/15/11	1,700,000	1,610,750
Qwest Corp., 144A
7.875%, due 09/01/11	550,000	570,625
Qwest Services Corp., 144A
13.500%, due 12/15/10	500,000	583,750
Reliant Energy, Inc.
9.250%, due 07/15/10	1,250,000	1,342,187
Resolution Performance Products, Inc.
13.500%, due 11/15/10	1,100,000	1,067,000
Rhodia S.A.
8.875%, due 06/01/11	1,000,000	870,000
10.250%, due 06/01/10	500,000	517,500
Riddell Bell Holdings, Inc., 144A
8.375%, due 10/01/12	750,000	762,188
River Rock Entertainment Authority Corp.
9.750%, due 11/01/11	1,150,000	1,210,375
Riverside Forest Products Corp.
7.875%, due 03/01/14	1,000,000	1,060,000
Rockwood Specialties Group, Inc.
10.625%, due 05/15/11	700,000	770,000
Sbarro, Inc.
11.000%, due 09/15/09	500,000	467,500
Seagate Technology HDD Holdings Corp.
8.000%, due 05/15/09	400,000	426,000
Seminis Vegetable Seeds, Inc.
10.250%, due 10/01/13	750,000	836,250
Seneca Gaming Corp., 144A
7.250%, due 05/01/12	750,000	774,375
Sequa Corp.
9.000%, due 08/01/09	500,000	550,000
Sheridan Acquisition Corp., 144A
10.250%, due 08/15/11	750,000	811,875
Sheridan Group, Inc., 144A
10.250%, due 08/15/11	950,000	1,028,375
Solo Cup Co.
8.500%, due 02/15/14	1,400,000	1,379,000
Stanadyne Corp., 144A
10.000%, due 08/15/14	700,000	728,000
Standard Aero Holdings, Inc., 144A
8.250%, due 09/01/14	250,000	258,750
Stena AB
7.500%, due 11/01/13	600,000	600,750
Tekni-plex, Inc.
12.750%, due 06/15/10	950,000	793,250
Tembec Industries, Inc.
8.500%, due 02/01/11	800,000	836,000
Terra Capital, Inc.
11.500%, due 06/01/10	800,000	904,000
12.875%, due 10/15/08	600,000	744,000
Tommy Hilfiger USA, Inc.
6.850%, due 06/01/08	500,000	518,750
Triton PCS, Inc.
9.375%, due 02/01/11	1,000,000	717,500
U.S. Unwired, Inc.
10.000%, due 06/15/12	650,000	674,375

	Face Amount	Value
Universal Hospital Services, Inc.
10.125%, due 11/01/11	$750,000	$761,250
Vertis, Inc., Series B
10.875%, due 06/15/09	1,000,000	1,075,000
Von Hoffmann Corp.
10.250%, due 03/15/09	1,000,000	1,110,000
Warner Music Group, 144A
7.375%, due 04/15/14	1,100,000	1,138,500
Westlake Chemical Corp.
8.750%, due 07/15/11	325,000	364,813
Wheeling Island Gaming, Inc.
10.125%, due 12/15/09	1,000,000	1,057,500
Whiting Petroleum Corp.
7.250%, due 05/01/12	1,000,000	1,010,000
WRC Media, Inc.
12.750%, due 11/15/09	825,000	750,750
Total U.S. Bonds (Cost $122,773,330)		124,911,093

	Shares
Equities — 0.01%
U.S. Equities —0.01%
Food Products — 0.00%
Aurora Foods, Inc. (a)(c)(d)	16,453	0
Media — 0.01%
Pegasus Communications Corp., Class A (a)	2,323	17,422
		17,422
Convertible Preferred —0.00%
Metals & Mining — 0.00%
Weirton Steel Corp., Series C Convertible, Zero Coupon (a)(c)	18,450	923

	Warrants
Warrants —0.00%
Dayton Superior Corp., expires 6/15/09 (a)(c)	1,500	15
HF Holdings, Inc., expires 9/27/09 (a)(c)	8,680	87
Pliant Corp., expires 06/01/10 (a)(c)(d)	1,090	11
		113
Total Equities (Cost $6,185,947)		18,458

	Shares
Short-Term Investment —4.11%
UBS Supplementary Trust U.S. Cash Management Prime Fund, yield of 1.73% (Cost $5,357,979)	5,357,979	5,357,979

Total Investments (Cost $134,317,256) - 99.86%		$130,287,530

Industry Diversification
As a Percent of Net Assets
As of September 30, 2004 (Unaudited)

U.S. Corporate Bonds
Aerospace & Defense	2.44%
Airlines	1.63
Auto Components	3.35
Beverages	1.31
Building Products	1.12
Chemicals	6.29
Commercial Services & Supplies	3.21
Containers & Packaging	7.61
Distributors	0.22
Diversified Financial Services	3.58
Diversified Telecommunication Services	5.34
Electric Utilities	1.52
Electronic Equipment & Instruments	0.33
Energy Equipment & Services	3.26
Food & Staples Retailing	2.20
Food Products	4.43
Health Care Equipment & Supplies	0.58
Health Care Providers & Services	0.83
Hotels, Restaurants & Leisure	8.56
Household Durables	1.12
Household Products	0.70
Industrial Conglomerates	1.51
Machinery	0.83

Media	11.95%
Metals & Mining	1.92
Multi-Utilities & Unregulated Power	4.72
Oil & Gas	3.73
Paper & Forest Products	3.07
Real Estate	0.44
Road & Rail	0.59
Software	1.44
Textiles, Apparel & Luxury Goods	2.14
Transportation Infrastructure	1.16
Wireless Telecommunication Services	2.61
Total U.S. Corporate Bonds	95.74
U.S. Equities
Media	0.01
Total U.S. Equities	0.01
SHORT-TERM INVESTMENT	4.11
TOTAL INVESTMENTS	99.86%

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes was $134,317,256; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$4,467,714
Gross unrealized depreciation	(8,497,440)
Net unrealized depreciation	$(4,029,726)

(a)     Non-income producing security.

(b)    Step Bonds - coupon rate increase in increments to maturity. Rate disclosed is as of September 30, 2004. Maturity date disclosed is the ultimate maturity date.

(c)     Security is illiquid. These securities amounted to $1,036 or 0.00% of net assets.

(d)    Security is fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2004, the value of this security amounted to $0 or 0.00% of net assets.

†             Variable rate security — The rate disclosed is that in effect at September 30, 2004.

%        Represents a percentage of net assets.

144A:                  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid  and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004 the value of these securities amounted to $29,081,520 or 22.29% of net assets.

UBS Emerging Markets Debt Relationship Fund — Schedule of Investments

September 30, 2004 (Unaudited)

	Face Amount	Value
International Bonds — 95.42%
Argentina — 6.64%
Banco de Galicia y Buenos Aires (b)
3.000%, due 01/01/14	$1,380,000	$913,008
Republic of Argentina
1.980%, due 08/03/12 (a)†	5,650,000	4,175,350
2.000%, due 04/15/07 (a)	3,770,000	810,550
2.000%, due 09/01/49	17,500,000	630,000
5.870%, due 03/31/23 (a)	1,186,197	766,093
		7,295,001

Bahamas — 1.03%
Odebrecht Overseas Ltd., 144A
11.500%, due 02/25/09	1,060,000	1,134,200

Brazil — 23.72%
Braskem S.A., 144A
12.500%, due 11/05/08	1,310,000	1,463,925
Federal Republic of Brazil †
2.125%, due 04/15/12	875,297	810,744
8.875%, due 04/15/24	2,932,000	2,808,856
10.125%, due 05/15/27	880,000	932,800
11.500%, due 03/12/08	820,000	944,640
Federal Republic of Brazil, C
8.000%, due 04/15/14	11,962,259	11,827,684
Federal Republic of Brazil, DCB†
2.125%, due 04/15/12	4,225,885	3,914,226
Federal Republic of Brazil, PAR†
6.000%, due 04/15/24	3,770,000	3,369,437
		26,072,312
Bulgaria — 0.58%
Republic of Bulgaria
8.250%, due 01/15/15	520,000	640,250

Colombia — 3.71%
Republic of Colombia
9.750%, due 04/09/11	2,815,531	3,181,550
10.375%, due 01/28/33	820,000	893,800
		4,075,350
Ecuador — 2.99%
Republic of Ecuador (b)
8.000%, due 08/15/30	4,035,000	3,288,525

El Salvador — 1.41%
Republic of El Salvador
7.625%, due 09/21/34, 144A	500,000	513,750
8.250%, due 04/10/32	1,040,000	1,034,800
		1,548,550
Germany — 1.02%
Aries Vermogensverwaltungs GmbH, 144A
9.600%, due 10/25/14	1,000,000	1,120,613

Ivory Coast — 0.43%
Republic of Ivory Coast (a)
2.000%, due 03/29/18	2,736,000	476,611

Malaysia — 2.99%
Petronas Capital Ltd.
7.875%, due 05/22/22	2,750,000	3,288,565

		Face Amount	Value
Mexico — 11.92%
Conproca S.A. de C.V.
12.000%, due 06/16/10		$1,322,000	$1,678,940
Pemex Project Funding Master Trust
9.125%, due 10/13/10		750,000	888,750
Petroleos Mexicanos
9.250%, due 03/30/18		10,000	11,900
9.375%, due 12/02/08		930,000	1,085,775
United Mexican States
5.875%, due 01/15/14		3,364,000	3,416,142
7.500%, due 04/08/33		2,822,000	2,965,922
8.300%, due 08/15/31		2,680,000	3,048,500
			13,095,929
Panama — 1.73%
Republic of Panama
8.875%, due 09/30/27		960,000	1,000,800
9.375%, due 01/16/23		530,000	575,050
9.375%, due 01/16/23		300,000	325,500
			1,901,350
Peru — 2.18%
Republic of Peru
8.375%, due 05/03/16		1,150,000	1,196,000
9.875%, due 02/06/15		290,000	333,500
Republic of Peru, FLIRB†
4.500%, due 03/07/17		985,000	866,800
			2,396,300
Philippines — 4.86%
Republic of Philippines
6.500%, due 12/01/17 (a)†		320,000	312,890
9.375%, due 01/18/17		3,800,000	3,994,560
9.875%, due 01/15/19		1,000,000	1,030,000
			5,337,450
Poland — 0.92%
Republic of Poland
5.750%, due 06/24/08	PLN	3,680,000	1,010,542

Russia — 16.39%
Russian Federation
3.000%, due 05/14/11		$3,500,000	2,790,113
5.000%, due 03/31/30 (b)		8,700,000	8,362,875
8.250%, due 03/31/10		4,430,000	4,817,625
12.750%, due 06/24/28		1,340,000	2,036,800
			18,007,413
Serbia — 1.68%
Serbia NFA Loan (a)
8.400%, due 04/01/49		2,460,000	1,845,000

South Africa — 1.67%
Republic of South Africa
7.375%, due 04/25/12		556,000	626,890
9.125%, due 05/19/09		1,020,000	1,208,700
			1,835,590
Turkey — 3.71%
Republic of Turkey
0.000%, due 10/05/05	TRL	2,000,000,000,000	1,060,445
7.250%, due 03/15/15, 144A		$700,000	690,011
8.000%, due 02/14/34		360,000	365,400
9.000%, due 06/30/11		970,000	1,076,700
9.500%, due 01/15/14		590,000	669,650
12.375%, due 06/15/09		170,000	211,650
			4,073,856
Ukraine — 2.41%
Republic of Ukraine
7.650%, due 06/11/13		2,650,000	2,650,000

	Face Amount	Value
Uruguay — 0.76%
Republic of Uruguay
7.875%, due 01/15/33	$1,041,008	$840,614

Venezuela — 2.67%
Republic of Venezuela
8.500%, due 10/08/14	520,000	494,291
9.250%, due 09/15/27	920,000	906,660
9.375%, due 01/13/34	1,550,000	1,531,400
		2,932,351
Total International Bonds (Cost $101,075,570)		104,866,372
	Shares
Short-Term Investments — 1.36%
Other — 1.18%
UBS Supplementary Trust U.S. Cash
Management Prime Fund,
yield of 1.73%	1,299,038	1,299,038

	Face Amount
U.S. Government Obligation — 0.18%
U.S. Treasury Bill, yield of 1.71%
due 02/03/05 (c)	$200,000	198,821

Total Short-Term Investments (Cost $1,497,859)		1,497,859

Total Investments
(Cost $102,573,429) — 96.78%		$106,364,231

Industry Diversification
As a Percentage of Net Assets
As of September 30, 2004 (Unaudited)

INTERNATIONAL BONDS
Chemicals	1.33%
Commercial Banks	0.83
Construction & Engineering	2.56
Diversified Financial Services	1.02
Oil & Gas	4.80
Foreign Government Bonds	84.88
Total International Bonds	95.42
SHORT-TERM INVESTMENTS	1.36
TOTAL INVESTMENTS	96.78%

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes was $102,573,429; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$5,405,870
Gross unrealized depreciation	(1,615,068)
Net unrealized appreciation	$3,790,802

(a) Security is illiquid. These securities amounted to $12,068,164 or 10.98% of net assets.

(b) Step Bonds - coupon rate increase in increments to maturity. Rate disclosed is as of September 30, 2004. Maturity date disclosed is the ultimate maturity date.

(c) This security was pledged to cover margin requirements for futures contracts.

†      Variable rate security — The rate disclosed is that in effect at September 30, 2004.

% Represents a percentage of net assets.

DCB Debt Conversion Bond

EUR Euro

FLIRB Front Loaded Interest Reduction Bond.

PAR        When the market value of a security is equivalent to its face value.

PLN Polish Zloty

TRL Turkish Lira

144A:      Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid  and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004 the value of these securities amounted to $4,222,499 or 4.47% of net assets.

FORWARD FOREIGN CURRENCY CONTRACTS

UBS Emerging Markets Debt Relationship Fund had the following open forward foreign currency contracts as of

September 30, 2004:

	Contracts to Deliver	In Exchange For		Maturity Dates	Unrealized Appreciation/ (Depreciation)

Euro	3,150,000	USD	3,797,404	10/22/04	$(114,518)
Polish Zloty	3,344,292	USD	945,249	10/04/04	(6,280)
United States Dollar	2,234,469	EUR	1,830,000	10/22/04	38,171
Total net unrealized depreciation on forward foreign currency contracts					$(82,627)

FUTURES CONTRACTS

UBS Emerging Markets Debt Relationship Fund had the following open futures contracts as of September 30, 2004:

	Expiration Date	Cost/ Proceeds	Current Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note Futures Buy Contracts:
5 Year U.S. Treasury Note, 20 contracts	December 2004	$2,208,578	$2,215,000	$6,423
10 Year U.S. Treasury Note 2 contracts	December 2004	225,639	225,250	(389)
U.S. Treasury Note Futures Sale Contracts:
20 Year U.S. Long Bond (Chicago Board of Trade), 44 contracts	December 2004	4,921,411	4,939,625	(16,214)
Total net unrealized depreciation on futures contracts				$(10,180)

The aggregate market value of investments pledged to cover margin requirements for the open futures at September 30, 2004 was $198,821.

UBS U.S. Securitized Mortgage Relationship Fund — Schedule of Investments

September 30, 2004 (Unaudited)

	Face Amount	Value
U.S. Bonds — 98.09%
Asset-Backed Securities — 11.40%
Conseco Finance Securitizations Corp., 00-1, Class A4†
7.620%, due 05/01/31	$19,868,593	$20,401,097
Conseco Finance Securitizations Corp., 00-2, Class A4†
8.480%, due 12/01/30	6,156,705	6,452,948
Conseco Finance Securitizations Corp., 00-5, Class A4†
7.470%, due 02/01/32	9,013,063	9,265,228
Conseco Finance Securitizations Corp., 00-B, Class AF4†
7.870%, due 02/15/31	25,546	25,856
Countrywide Asset-Backed Certificates, 03-SD3, Class A1†
2.260%, due 12/25/32	536,667	538,349
Countrywide Asset-Backed Certificates, 04-SD1, Class A1, 144A†
2.180%, due 06/25/33	2,194,229	2,198,118
First Franklin Mortgage Loan Asset Backed Certificates,
04-FFB, Class A1 (a)†
4.167%, due 06/25/24	8,104,813	8,094,435
Greentree Financial Corp., 94-5, Class A5†
8.300%, due 11/15/19	1,220,284	1,295,925
Greentree Financial Corp., 96-4, Class A6†
7.400%, due 06/15/27	824,063	894,822
Greentree Financial Corp., 99-1, Class A5†
6.110%, due 09/01/23	15,130,000	15,629,018
Greentree Financial Corp., 99-3, Class A5†
6.160%, due 02/01/31	5,766,576	5,919,987
Greentree Financial Corp., 99-3, Class A6
6.500%, due 02/01/31	2,185,000	2,279,745
Greentree Financial Corp., 99-4, Class A5†
6.970%, due 05/01/31	11,661,518	12,073,730
Paragon Mortgages PLC, 7A, Class B1A, 144A†
2.305%, due 05/15/43	2,650,000	2,656,774
Providian Gateway Master Trust, 04-AA, Class A, 144A†
1.990%, due 03/15/11	2,500,000	2,505,500
Providian Gateway Master Trust, 04-AA, Class C, 144A†
2.660%, due 03/15/11	2,270,000	2,270,454
Providian Gateway Master Trust, 04-AA, Class D, 144A†
3.610%, due 03/15/11	3,510,000	3,517,722
Providian Gateway Master Trust, 04-BA, Class D
3.160%, due 07/15/10	2,140,000	2,147,511
RAFC Asset-Backed Trust, 01-1, Class A3 (a)†
5.115%, due 01/25/15	2,208,605	2,248,959
WFS Financial Owner Trust, 04-3, Class D†
4.070%, due 02/17/12	1,000,000	998,427
		101,414,605

Commercial Mortgage-Backed Securities — 4.93%
C.S. First Boston Mortgage Securities Corp., 01-CF2, Class A1†
5.257%, due 02/15/34	911,375	921,236
Commercial Mortgage Pass-Through Certificate, 04-CNL, Class G†
2.820%, due 09/15/14	3,500,000	3,500,000
Commercial Mortgage Pass-Through Certificate, 04-HTL1, Class A2†
2.080%, due 07/15/16	5,000,000	4,998,867
Commercial Mortgage Trust, 01-FL5A, Class E†
3.260%, due 11/15/13	3,750,000	3,749,622
Commercial Mortgage Trust, 01-FL5A, Class F†
2.463%, due 11/15/13	4,400,000	4,388,174
GMAC Commercial Mortgage Securities, Inc., 97-C2, Class A2
6.550%, due 04/16/29	961,991	963,119
Host Marriott Pool Trust, 99-HMTA, Class C†
7.730%, due 08/03/15	5,275,000	6,020,767
Host Marriott Pool Trust, 99-HMTA, Class D†
7.970%, due 08/03/15	3,460,000	3,936,336
Host Marriott Pool Trust, 99-HMTA, Class E†
8.070%, due 08/03/15	3,250,000	3,639,551

	Face Amount	Value
Nomura Asset Securities Corp., 96-MD5, Class AIB
7.120%, due 04/13/36	$6,312,000	$6,684,659
Salomon Brothers Mortgage Securities, 03-CDCA, Class C†
2.310%, due 02/15/15	5,000,000	5,029,798
		43,832,129

Mortgage-Backed Securities — 81.76%
C.S. First Boston Mortgage Securities Corp., 01-26, Class 5A1†
7.440%, due 11/25/31	2,530,922	2,579,144
C.S. First Boston Mortgage Securities Corp., 02-10, Class 2A1
7.500%, due 05/25/32	12,584,085	13,019,717
C.S. First Boston Mortgage Securities Corp., 03-27, Class 9A1
7.000%, due 11/25/33	8,570,556	8,906,950
C.S. First Boston Mortgage Securities Corp., 03-8, Class 5A1
6.500%, due 04/25/33	10,944,059	11,131,024
Citicorp Mortgage Securities, Inc., 94-9, Class A8
5.750%, due 06/25/09	118,002	118,662
CMC Securities Corp. IV, 97-NAM3, Class FX A5
7.250%, due 10/25/27	7,246	7,236
Countrywide Alternative Loan Trust, 04-J10, Class 4CB1
6.500%, due 10/25/34	8,281,000	8,652,351
Countrywide Alternative Loan Trust, 04-J8, Class 2A1
7.000%, due 08/25/34	15,400,000	16,592,859
Federal Home Loan Mortgage Corp.
Structured Pass Through Securities, T-41, Class 3A
7.500%, due 07/25/32	5,000,179	5,433,010
Federal Home Loan Mortgage Corp.
Structured Pass Through Securities, T-42, Class A5
7.500%, due 02/25/42	8,618,229	9,320,136
Federal Home Loan Mortgage Corp., 1595, Class D
7.000%, due 10/15/13	288,589	302,055
Federal Home Loan Mortgage Corp., 2148, Class ZA
6.000%, due 04/15/29	11,387,125	11,722,220
Federal Home Loan Mortgage Corp., 2426, Class GH
6.000%, due 08/15/30	5,480,000	5,624,514
Federal Home Loan Mortgage Corp., 2430, Class UC
6.000%, due 09/15/16	2,759,146	2,854,380
Federal Home Loan Mortgage Corp., Gold
5.000%, due 11/01/07	10,692	10,950
5.500%, due 12/01/17	608,146	629,560
5.500%, due 01/01/18	41,712	43,181
5.500%, due 03/01/18	5,365,781	5,550,874
5.500%, due 12/01/18	5,761,326	5,960,064
6.000%, due 12/01/13	1,730,156	1,817,862
6.000%, due 12/01/17	51,290	53,840
6.000%, due 04/01/23	2,736,881	2,850,125
6.000%, due 03/01/29	64,861	67,164
6.000%, due 10/01/29	5,853,864	6,065,555
6.000%, due 12/01/30	4,920,596	5,091,587
6.000%, due 03/01/31	51,130	52,946
6.000%, due 03/01/32	3,717,734	3,846,930
6.000%, due 10/01/33	73,876	76,412
6.000%, due 01/01/34	4,920,211	5,087,541
6.000%, due 02/01/34	5,280,106	5,461,365
6.000%, due 07/01/34	5,668,815	5,861,604
6.000%, due 10/15/34	6,660,000	6,876,450
6.500%, due 01/01/29	1,026,400	1,080,227
6.500%, due 02/01/29	18,295,414	19,242,430
6.500%, due 06/01/29	1,665,227	1,750,252
6.500%, due 07/01/29	2,197,274	2,312,505
6.500%, due 09/01/29	3,496,558	3,677,284
6.500%, due 03/01/32	6,007,218	6,306,659
6.500%, due 11/01/32	439,684	461,608
6.783%, due 03/01/30†	2,108,871	2,168,262
7.000%, due 07/01/12	708,078	751,037
7.500%, due 07/01/11	946,310	1,006,144
7.500%, due 02/01/24	2,173,552	2,343,677
7.500%, due 05/01/24	1,718,386	1,852,389
8.000%, due 07/01/25	254,412	278,418
8.000%, due 11/01/27	162,927	178,301
8.000%, due 01/01/30	93,192	101,410

	Face Amount	Value
Federal National Mortgage Association
2.531%, due 07/01/34†	$2,833,848	$2,928,897
3.366%, due 09/01/33†	3,132,407	3,156,758
3.869%, due 09/01/33†	4,829,234	4,834,797
3.923%, due 09/01/33†	6,302,918	6,292,252
4.190%, due 05/01/34†	10,789,450	10,864,671
4.335%, due 03/01/34†	3,281,753	3,340,684
4.381%, due 06/01/33†	1,713,607	1,739,381
4.528%, due 07/01/34†	7,493,546	7,623,259
4.579%, due 11/01/33†	17,191,598	17,483,918
4.598%, due 04/01/33†	36,243	37,168
4.602%, due 05/01/33†	6,657,272	6,826,729
4.646%, due 08/01/33†	5,920,526	6,173,784
4.687%, due 10/01/34†	7,500,000	7,616,016
4.954%, due 08/01/33†	4,791,119	5,126,497
5.000%, due 09/01/10	1,602,918	1,637,086
5.000%, due 06/01/33	12,292,833	12,194,924
5.000%, due 07/01/33	13,915,872	13,805,036
5.000%, due 03/01/34	210,275	208,600
5.500%, due 01/01/18	6,964,581	7,213,796
5.500%, due 08/01/19	5,419,750	5,608,156
5.500%, due 11/01/23	60,965	62,000
5.500%, due 10/01/33	6,467,620	6,567,433
6.000%, due 03/01/12	2,224,089	2,347,092
6.000%, due 07/01/17	956,215	1,003,341
6.000%, due 04/01/18	3,446,504	3,617,193
6.000%, due 06/01/23	2,928,154	3,052,827
6.000%, due 01/01/24	2,808,696	2,924,921
6.000%, due 03/01/28	2,341,226	2,429,850
6.000%, due 12/01/28	1,159,141	1,203,019
6.000%, due 02/01/29	893,432	927,252
6.000%, due 03/01/29	1,561,345	1,620,448
6.000%, due 04/01/29	3,008,293	3,120,250
6.000%, due 05/01/29	1,568,236	1,627,600
6.000%, due 07/01/29	5,112,707	5,310,466
6.000%, due 12/01/29	3,254,150	3,377,332
6.000%, due 06/01/31	1,891,307	1,961,694
6.000%, due 01/01/34	5,548,485	5,749,125
6.000%, due 07/01/34	4,059,065	4,204,675
6.000%, due 10/25/34	21,065,000	21,782,516
6.500%, due 12/01/14	4,324,967	4,584,954
6.500%, due 04/01/16	1,955,580	2,067,745
6.500%, due 06/01/17	3,663,947	3,881,389
6.500%, due 10/01/18	2,368,630	2,438,968
6.500%, due 08/01/28	1,598,681	1,680,915
6.500%, due 12/01/28	5,207,725	5,475,603
6.500%, due 01/01/29	806,882	849,707
6.500%, due 04/01/29	5,291,253	5,562,155
6.500%, due 06/01/29	5,648,089	5,935,560
6.500%, due 08/01/29	2,469,318	2,594,999
6.500%, due 05/01/30	23,940	25,171
6.500%, due 10/01/30	3,453,421	3,629,190
6.500%, due 04/01/32	8,041,829	8,441,242
6.500%, due 06/01/33	2,734,620	2,870,897
6.500%, due 12/01/33	4,140,137	4,346,457
6.500%, due 08/01/34	28,449,220	29,849,114
7.000%, due 04/01/18	747,342	770,262
7.000%, due 05/01/26	1,403,906	1,495,197
7.000%, due 03/01/31	672,733	716,478
7.000%, due 11/01/31	2,801,797	2,973,022
7.000%, due 04/01/32	6,440,203	6,831,897
7.000%, due 06/01/32	2,040,289	2,164,078
7.000%, due 08/01/32	1,496,408	1,587,420
7.000%, due 11/01/32	15,319	16,251
7.000%, due 03/01/33	494,103	524,154
7.000%, due 05/01/33	38,573	40,917
7.000%, due 10/01/33	2,645,496	2,813,787
7.000%, due 01/01/34	5,595,097	5,953,935
7.500%, due 03/01/16	657,499	707,611
7.500%, due 02/01/27	909,516	976,309
7.500%, due 05/01/31	444,535	476,462
7.500%, due 11/01/32	3,265,952	3,497,699

	Face Amount	Value
7.500%, due 12/01/32	$1,180,492	$1,264,258
8.000%, due 11/01/22	846,866	926,867
Federal National Mortgage Association Grantor Trust, 00-T6, Class A1
7.500%, due 06/25/30	1,649,387	1,792,163
Federal National Mortgage Association Grantor Trust, 01-T10, Class A2
7.500%, due 12/25/41	7,894,873	8,533,192
Federal National Mortgage Association Grantor Trust, 01-T3, Class A1
7.500%, due 11/25/40	602,580	654,741
Federal National Mortgage Association Grantor Trust, 01-T4, Class A1
7.500%, due 07/25/41	4,821,211	5,209,367
Federal National Mortgage Association Grantor Trust, 01-T5, Class A3
7.500%, due 06/19/30	3,927,378	4,235,685
Federal National Mortgage Association Grantor Trust, 02-T19, Class A1
6.500%, due 07/25/42	2,502,333	2,644,653
Federal National Mortgage Association Whole Loan, 95-W3, Class A
9.000%, due 04/25/25	566,605	624,942
Federal National Mortgage Association Whole Loan, 01-W3, Class A
7.000%, due 09/25/41	6,033,929	6,423,345
Federal National Mortgage Association Whole Loan, 02-W1, Class 2A
7.500%, due 02/25/42	732,673	790,965
Federal National Mortgage Association Whole Loan, 03-W6, Class 6A†
4.375%, due 08/25/42	3,308,007	3,463,897
Federal National Mortgage Association Whole Loan, 04-W1, Class 3A†
4.052%, due 01/25/43	5,127,607	5,384,998
Federal National Mortgage Association Whole Loan, 04-W8, Class 3A
7.500%, due 06/25/44	6,826,162	7,408,864
Federal National Mortgage Association, 93-106, Class Z
7.000%, due 06/25/13	122,024	130,546
Federal National Mortgage Association, 01-57, Class PC
6.500%, due 09/25/30	3,543,131	3,570,372
Federal National Mortgage Association, 02-53, Class PD
6.000%, due 01/25/32	5,000,000	5,204,718
Federal National Mortgage Association, Strips
9.500%, due 11/01/09	1,226,362	1,342,801
First Horizon Alternative Mortgage Securities, 04-AA3, Class A1†
5.376%, due 09/25/34	6,668,977	6,825,601
GMAC Mortgage Corp. (b)(c)
11.625%, due 10/01/12	20,993	20,993
Government National Mortgage Association
6.000%, due 09/20/28	825,093	857,443
6.000%, due 11/20/28	305,379	317,352
6.000%, due 12/20/28	31,242	32,467
6.000%, due 02/20/29	3,924,124	4,074,764
6.000%, due 04/20/29	446,677	463,824
6.000%, due 05/20/29	4,761,661	4,944,452
6.000%, due 06/20/29	338,136	351,116
6.000%, due 07/15/29	4,458,441	4,636,549
6.000%, due 08/20/29	282,926	293,787
6.000%, due 09/20/29	733,326	761,477
6.000%, due 08/20/33	4,358,919	4,519,093
6.000%, due 02/20/34	15,456,376	16,028,514
6.500%, due 10/15/24	1,424,447	1,511,561
6.500%, due 08/15/27	300,835	318,517
6.500%, due 11/15/27	2,449,191	2,593,147
6.500%, due 03/15/28	106,568	112,776
6.500%, due 10/15/28	1,666,490	1,763,567
6.500%, due 11/15/28	561,081	593,765
6.500%, due 01/15/29	92,918	98,273
6.500%, due 05/15/29	1,701,413	1,799,473
6.500%, due 12/15/29	27,197	28,764
6.500%, due 11/20/30	3,984,885	4,010,911
6.500%, due 04/15/31	1,680,944	1,775,590
6.500%, due 06/16/31	5,440,380	5,665,470
6.500%, due 09/15/32	1,081,976	1,142,719
7.000%, due 03/15/12	1,618,153	1,727,073
7.000%, due 07/15/25	2,240,742	2,399,232
7.000%, due 04/15/26	720,873	771,196
7.000%, due 08/20/29	914,270	973,613
7.000%, due 07/15/31	1,068,230	1,139,682
7.500%, due 06/15/27	204,642	220,735
8.000%, due 09/15/17	2,418,502	2,648,096

	Face Amount	Value
8.000%, due 11/15/20	$343,199	$376,767
8.000%, due 12/15/22	86,334	94,935
8.000%, due 12/15/23	441,688	485,963
8.500%, due 12/15/17	2,392,655	2,650,329
GSMPS Mortgage Loan Trust , 01-2, Class A
7.500%, due 06/19/32	804,969	865,305
Impac Secured Assets Common Owner Trust, 01-3, Class A2†
7.250%, due 04/25/31	1,519,219	1,541,353
Indymac Index Mortgage Loan Trust, 04-AR6, Class 1A†
5.477%, due 10/25/34	6,760,411	6,946,322
MLCC Mortgage Investors, Inc., 03-D, Class XA1 (b)††
1.000%, due 08/25/28	187,722,924	2,859,841
MLCC Mortgage Investors, Inc., 04-E, Class XA†
0.770%, due 11/25/29	266,449,000	7,779,885
Morgan Stanley Mortgage Loan Trust, 04-4, Class 2A†
6.570%, due 09/25/34	8,000,000	8,356,587
RAAC Series, 04-SP2, Class A1†
6.085%, due 01/25/32	9,826,657	10,138,798
Residential Accredit Loans, Inc., 03-QS17, Class NB2
8.000%, due 09/25/33	3,571,201	3,909,402
Structured Adjustable Rate Mortgage Loan Trust, 04-3AC, Class A1†
4.940%, due 03/25/34	12,751,395	12,868,656
Structured Asset Securities Corp., 02-23XS, Class A7
6.080%, due 11/25/32	17,391,000	17,642,293
Structured Asset Securities Corp., 02-6, Class 2A1
6.250%, due 04/25/17	1,970,697	1,991,218
Vendee Mortgage Trust, 98-2, Class 1G
6.750%, due 06/15/28	1,250,000	1,304,624
Wells Fargo Mortgage Backed Securities Trust, 03-18, Class A2
5.250%, due 12/25/33	4,407,057	4,359,881
		727,759,984
Total U.S. Bonds (Cost $868,187,038)		873,006,718

	Shares
Short-Term Investment — 5.98%
UBS Supplementary Trust U.S. Cash Management Prime Fund, yield of 1.73% (Cost $53,202,949)	53,202,949	53,202,949

Total Investments (Cost $921,389,987) - 104.07%		$926,209,667

Industry Diversification
As a Percent of Net Assets
As of September 30, 2004 (Unaudited)

Asset-Backed Securities	11.40%
Commercial Mortgage-Backed Securities	4.93
Mortgage-Backed Securities	81.76
Total U.S. Bonds	98.09
SHORT-TERM INVESTMENTS	5.98
TOTAL INVESTMENTS	104.07%

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes was $921,389,987; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$7,713,137
Gross unrealized depreciation	(2,893,457)
Net unrealized appreciation	$4,819,680

(a)     Step Bonds - coupon rate increase in increments to maturity. Rate disclosed is as of September 30, 2004. Maturity date disclosed is the ultimate maturity date.

(b) Security is illiquid. These securities amounted to $2,880,834 or 0.32% of net assets.

(c) Security is fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2004, the value of this security amounted to $20,993 or 0.00% of net assets.

†             Variable rate security — The rate disclosed is that in effect at September 30, 2004.

††       Interest Only Security. This security entitles the holder to receive interest from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

%        Represents a percentage of net assets.

144A:                 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid  and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004 the value of these securities amounted to $13,148,568 or 1.48% of net assets.

UBS Corporate Bond Relationship Fund — Schedule of Investments

September 30, 2004 (Unaudited)

	Face Amount	Value
Bonds — 97.14%
U.S. Corporate Bonds — 86.79%
Alcoa, Inc.,
6.000%, due 01/15/12	$1,375,000	$1,504,836
Altria Group, Inc.,
7.750%, due 01/15/27	1,400,000	1,478,826
American Electric Power Co., Inc.,
6.125%, due 05/15/06	2,525,000	2,647,127
Anadarko Finance Co., Series B,
7.500%, due 05/01/31	1,250,000	1,528,256
Anheuser-Busch Cos., Inc.,
9.000%, due 12/01/09	1,765,000	2,174,572
AT&T Corp.,
8.000%, due 11/15/31	2,065,000	2,250,850
AT&T Wireless Services, Inc.,
8.750%, due 03/01/31	1,505,000	1,976,112
Avalonbay Communities, Inc.,
7.500%, due 08/01/09	1,300,000	1,484,461
Avon Products, Inc.,
7.150%, due 11/15/09	2,210,000	2,534,698
Bank of America Corp.
7.400%, due 01/15/11	5,625,000	6,555,628
Bank One Corp.,
7.875%, due 08/01/10	3,100,000	3,659,007
Boeing Capital Corp.,
7.375%, due 09/27/10	1,875,000	2,178,413
Bombardier Capital, Inc.
6.125%, due 06/29/06	3,325,000	3,298,067
Bristol-Myers Squibb Co.,
5.750%, due 10/01/11	1,575,000	1,688,981
Burlington Northern Santa Fe Corp.,†
7.082%, due 05/13/29	1,205,000	1,369,764
C.S. First Boston USA, Inc.,
3.875%, due 01/15/09	1,150,000	1,149,213
6.500%, due 01/15/12	2,400,000	2,666,182
Caterpillar, Inc.,
6.550%, due 05/01/11	1,300,000	1,471,051
Cendant Corp.,
6.250%, due 01/15/08	1,325,000	1,428,282
Centex Corp.,
7.875%, due 02/01/11	150,000	174,874
9.750%, due 06/15/05	2,685,000	2,805,664
Citigroup, Inc., 144A,
5.000%, due 09/15/14	7,082,000	7,090,810
Citizens Communications Co.,
9.250%, due 05/15/11	1,090,000	1,199,000
Comcast Cable Communications, Inc.,
6.750%, due 01/30/11	5,300,000	5,878,781
Computer Sciences Corp.,
3.500%, due 04/15/08	1,515,000	1,510,485
ConAgra Foods, Inc.,
6.750%, due 09/15/11	1,275,000	1,434,543
ConocoPhillips,
8.750%, due 05/25/10	2,950,000	3,629,768
Coors Brewing Co.,
6.375%, due 05/15/12	1,300,000	1,434,057
Countrywide Home Loans, Inc.,
3.250%, due 05/21/08	1,525,000	1,499,714
DaimlerChrysler N.A. Holding Corp.
4.050%, due 06/04/08	6,525,000	6,583,484

	Face Amount	Value
Devon Financing Corp., ULC,
6.875%, due 09/30/11	$1,775,000	$2,002,674
Dominion Resources, Inc.,
8.125%, due 06/15/10	925,000	1,096,036
Dow Chemical Co.,
6.125%, due 02/01/11	3,225,000	3,519,442
Duke Energy Field Services, LLC,
7.875%, due 08/16/10	1,850,000	2,177,382
Eastman Kodak Co.,
3.625%, due 05/15/08	725,000	710,124
EOP Operating LP,
7.250%, due 06/15/28	1,950,000	2,117,831
Erac U.S.A. Finance Co., 144A,
8.000%, due 01/15/11	1,910,000	2,263,661
Federated Department Stores, Inc.,
6.625%, due 04/01/11	1,200,000	1,340,692
First Data Corp.,
5.625%, due 11/01/11	1,110,000	1,187,005
FirstEnergy Corp., Series B,
6.450%, due 11/15/11	2,425,000	2,645,360
FleetBoston Financial Corp.,
7.375%, due 12/01/09	1,225,000	1,408,977
Ford Motor Co.,
7.450%, due 07/16/31	2,165,000	2,122,847
Ford Motor Credit Co.,
5.800%, due 01/12/09	8,400,000	8,706,524
FPL Group Capital, Inc.,
6.125%, due 05/15/07	400,000	427,638
7.625%, due 09/15/06	610,000	661,391
GATX Financial Corp.,
6.875%, due 11/01/04	1,350,000	1,354,991
General Electric Capital Corp.,
6.000%, due 06/15/12	13,125,000	14,419,768
6.750%, due 03/15/32	2,125,000	2,445,677
General Motors Acceptance Corp.,
6.875%, due 09/15/11	3,375,000	3,540,453
8.000%, due 11/01/31	2,375,000	2,458,104
General Motors Corp.,
8.375%, due 07/15/33	2,460,000	2,611,959
Goldman Sachs Group, Inc.,
6.875%, due 01/15/11	6,450,000	7,283,985
Harrah's Operating Co., Inc.,
7.500%, due 01/15/09	1,470,000	1,644,576
Hartford Financial Services Group, Inc.
4.700%, due 09/01/07	1,150,000	1,187,628
Household Finance Corp.,
6.750%, due 05/15/11	4,525,000	5,093,145
ICI Wilmington, Inc.,
4.375%, due 12/01/08	2,200,000	2,225,313
International Lease Finance Corp.,
3.500%, due 04/01/09	1,375,000	1,345,868
International Paper Co.,
6.750%, due 09/01/11	1,350,000	1,504,333
John Deere Capital Corp.,
7.000%, due 03/15/12	1,950,000	2,254,469
JPMorgan Chase & Co.,
3.625%, due 05/01/08	2,875,000	2,880,172
Kohl's Corp.,
6.300%, due 03/01/11	1,275,000	1,407,042

	Face Amount	Value
Kraft Foods, Inc.,
5.625%, due 11/01/11	$2,725,000	$2,878,292
Kroger Co.,
7.500%, due 04/01/31	1,250,000	1,451,013
Lincoln National Corp.
6.200%, due 12/15/11	1,100,000	1,200,653
Lockheed Martin Corp.,
8.500%, due 12/01/29	1,200,000	1,586,828
Marathon Oil Corp.
6.125%, due 03/15/12	1,325,000	1,440,180
Marsh & McClennan Cos., Inc.,
6.250%, due 03/15/12	1,100,000	1,218,114
McKesson Corp., Inc.,
7.750%, due 02/01/12	1,005,000	1,142,820
Miller Brewing Co., 144A,
5.500%, due 08/15/13	2,755,000	2,872,487
Morgan Stanley,
6.750%, due 04/15/11	7,600,000	8,516,210
Motorola, Inc.,
7.625%, due 11/15/10	560,000	655,327
News America, Inc.,
7.125%, due 04/08/28	1,225,000	1,355,356
Northwest Airlines, Inc.†
8.072%, due 10/01/19	1,263,154	1,387,756
Pacific Gas & Electric Co.,
6.050%, due 03/01/34	1,925,000	1,959,269
Pepsi Bottling Holdings, Inc., 144A,
5.625%, due 02/17/09	1,160,000	1,248,737
PP&L Capital Funding, Inc.,
7.750%, due 04/15/05	1,115,000	1,142,905
Praxair, Inc.,
6.375%, due 04/01/12	1,900,000	2,137,762
Progress Energy, Inc.,
7.000%, due 10/30/31	1,425,000	1,549,582
PSEG Power LLC,
7.750%, due 04/15/11	1,275,000	1,484,480
Rohm & Haas Co.,
7.850%, due 07/15/29	1,050,000	1,337,552
Safeway, Inc.,
6.500%, due 03/01/11	1,300,000	1,420,849
Sempra Energy Corp.,
7.950%, due 03/01/10	1,300,000	1,525,393
SLM Corp.,
5.625%, due 04/10/07	2,675,000	2,815,416
Southern California Edison Co.,
8.000%, due 02/15/07	1,975,000	2,186,108
Sprint Capital Corp.,
8.375%, due 03/15/12	1,175,000	1,423,085
Time Warner, Inc.,
7.625%, due 04/15/31	2,625,000	3,021,372
Transocean, Inc.,
6.625%, due 04/15/11	2,875,000	3,210,481
Travelers Property Casualty Corp.,
5.000%, due 03/15/13	1,425,000	1,416,768
TXU Energy Co. LLC,
7.000%, due 03/15/13	2,600,000	2,935,616
U.S. Bank N.A., Minnesota
6.375%, due 08/01/11	1,300,000	1,452,500
Unilever Capital Corp.
7.125%, due 11/01/10	1,475,000	1,707,917
Union Pacific Corp.,
6.625%, due 02/01/08	800,000	870,757

	Face Amount	Value
6.700%, due 12/01/06	$1,200,000	$1,285,175
United Technologies Corp.
6.100%, due 05/15/12	945,000	1,041,965
UST, Inc.,
6.625%, due 07/15/12	1,325,000	1,487,232
Valero Energy Corp.,
6.875%, due 04/15/12	325,000	365,938
7.500%, due 04/15/32	1,525,000	1,782,905
Verizon New England, Inc.,
6.500%, due 09/15/11	555,000	612,243
Verizon New York, Inc., Series B,
7.375%, due 04/01/32	2,075,000	2,308,749
Viacom, Inc.,
6.625%, due 05/15/11	990,000	1,099,318
7.700%, due 07/30/10	400,000	465,370
Wachovia Bank N.A.,
7.800%, due 08/18/10	2,400,000	2,826,943
Wal-Mart Stores, Inc.,
6.875%, due 08/10/09	3,200,000	3,629,149
Washington Mutual, Inc.,
5.625%, due 01/15/07	6,825,000	7,173,648
Waste Management, Inc.,
7.375%, due 08/01/10	1,100,000	1,269,726
Wells Fargo Bank N.A.,
6.450%, due 02/01/11	2,250,000	2,522,900
Weyerhaeuser Co.,
7.375%, due 03/15/32	1,325,000	1,520,423
Wyeth,
5.250%, due 03/15/13	1,445,000	1,474,274
Total U.S. Corporate Bonds		253,748,116

International Bonds — 10.35%
International Corporate Bonds — 5.29%
Canada — 1.51%
Bombardier, Inc., 144A
6.300%, due 05/01/14	1,675,000	1,446,593
Burlington Resources Finance Co.
6.680%, due 02/15/11	1,325,000	1,487,216
Telus Corp.
8.000%, due 06/01/11	1,265,000	1,482,250
		4,416,059
France — 0.51%
France Telecom S.A.
8.500%, due 03/01/31	1,125,000	1,491,585

Luxembourg — 0.51%
Telecom Italia Capital S.A., 144A
5.250%, due 11/15/13	1,450,000	1,477,357

Netherlands — 0.53%
Deutsche Telekom International Finance BV
8.250%, due 06/15/30	1,200,000	1,551,094

	Face Amount	Value
United Kingdom — 2.23%
Abbey National PLC
7.950%, due 10/26/29	$1,215,000	$1,540,459
HSBC Holdings PLC
5.250%, due 12/12/12	1,350,000	1,400,252
Royal Bank of Scotland Group PLC
9.118%, due 03/31/10	950,000	1,167,917
Vodafone Group PLC
7.750%, due 02/15/10	900,000	1,055,748
7.875%, due 02/15/30	1,075,000	1,357,238
		6,521,614
Total International Corporate Bonds		15,457,709
Foreign Government Bond — 4.56%
Mexico — 2.07%
United Mexican States
8.125%, due 12/30/19	5,275,000	6,066,250

Russia — 2.49%
Russian Federation, 144A (a)
5.000%, due 03/31/30	7,575,000	7,281,469
Total Foreign Government Bonds		13,347,719

Sovereign/Supranational Bond — 0.50%
Pemex Project Funding Master Trust
8.000%, due 11/15/11	1,280,000	1,450,880

Total International Bonds		30,256,308
Total Bonds (Cost $278,827,760)		284,004,424

	Shares
Short-Term Investment — 0.99%
UBS Supplementary Trust U.S. Cash Management Prime Fund, yield of 1.73% (Cost $2,894,641)	2,894,641	2,894,641

Total Investments
(Cost $281,722,401) - 98.13%		$286,899,065

Industry Diversification

As a Percentage of Net Assets

As of September 30, 2004 (Unaudited)

U.S. BONDS
U.S. Corporate Bonds
Aerospace & Defense	0.91%
Airlines	0.48
Automobiles	3.93
Beverages	2.68
Capital Markets	6.47
Chemicals	3.19
Commercial Banks	6.38
Commercial Services & Supplies	1.33
Communications Equipment	0.23
Consumer Finance	9.91
Diversified Financial Services	10.07
Diversified Telecommunication Services	2.70
Electric Utilities	5.97
Energy Equipment & Services	1.11
Food & Staples Retailing	2.25
Food Products	2.08
Gas Utilities	0.53
Hotels, Restaurants & Leisure	0.57
Household Durables	1.03
Insurance	1.74
IT Services	0.93
Leisure Equipment & Products	0.24
Machinery	0.51
Media	4.10
Metals & Mining	0.52
Multi-Utilities & Unregulated Power	1.27
Multiline Retail	0.95

Oil & Gas	3.73%
Paper & Forest Products	1.05
Personal Products	0.88
Pharmaceuticals	1.09
Real Estate	1.24
Road & Rail	2.01
Thrifts & Mortgage Finance	3.00
Tobacco	1.02
Wireless Telecommunication Services	0.69
Total U.S. Corporate Bonds	86.79
International Bonds
International Corporate Bonds
Areospace & Defense	0.50
Commercial Banks	1.41
Diversified Telecommunication Services	2.07
Oil & Gas	1.01
Wireless Telecommunication Services	0.30
Total International Corporate Bonds	5.29
Foreign Government Bonds	4.56
Sovereign/Supranational Bonds	0.50
Total International Bonds	10.35
Total Bonds	97.14
SHORT-TERM INVESTMENT	0.99
TOTAL INVESTMENTS	98.13%

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes was $281,722,401; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$5,661,529
Gross unrealized depreciation	(484,865)
Net unrealized appreciation	$5,176,664

(a)     Step Bonds - coupon rate increase in increments to maturity. Rate disclosed is as of September 30, 2004. Maturity date disclosed is the ultimate maturity date.

†             Variable rate security - The rate disclosed is that in effect at September 30, 2004.

%        Represents a percentage of net assets.

144A:       Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid  and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004 the value of these securities amounted to $23,681,114 or 8.10% of net assets.

BV     Besloten Vennootschap.

ULC Unlimited Liability Company.

UBS Opportunistic High Yield Relationship Fund — Schedule of Investments

September 30, 2004 (Unaudited)

	Face Amount	Value
Bonds — 94.66%
U.S. Bonds — 85.35%
ACC Escrow Corp.
10.000%, due 08/01/11	$4,000,000	$3,240,000
AK Steel Corp.
7.875%, due 02/15/09	4,100,000	4,069,250
Collins & Aikman Products Corp.
10.750%, due 12/31/11	2,000,000	2,000,000
12.875%, due 08/24/12, 144A	1,000,000	922,500
Crown Cork & Seal Co., Inc.
8.000%, due 04/15/23	4,250,000	3,952,500
Edison Mission Energy Corp.
10.000%, due 08/15/08	4,000,000	4,680,000
Georgia-Pacific Corp.
8.875%, due 05/15/31	3,500,000	4,243,750
Mediacom LLC
9.500%, due 01/15/13	4,000,000	3,850,000
Omnova Solutions, Inc.
11.250%, due 06/01/10	2,000,000	2,240,000
Parker Drilling Co.
9.625%, due 10/01/13	1,900,000	2,118,500
Sheridan Acquisition Corp.
10.250%, due 08/15/11	2,000,000	2,165,000
Sheridan Group, Inc., 144A
10.250%, due 08/15/11	1,000,000	1,082,500
Von Hoffmann Corp.
10.250%, due 03/15/09	2,000,000	2,220,000
Warner Music Group, 144A
7.375%, due 04/15/14	1,500,000	1,552,500
		38,336,500

International Bonds — 9.31%
Canada — 9.31%
Tembec Industries, Inc.
8.500%, due 02/01/11	4,000,000	4,180,000
Total Bonds (Cost $42,089,385)		42,516,500

	Shares
Short-Term Investment — 5.89%
UBS Supplementary Trust U.S. Cash Management Prime Fund, yield of 1.73%, (Cost $2,645,623)	2,645,623	2,645,623

Total Investments
(Cost $44,735,008) - 100.55%		$45,162,123

Industry Diversification
As a Percent of Net Assets
As of September 30, 2004 (Unaudited)

U.S. Corporate Bonds
Auto Components	6.50%
Chemicals	4.99
Commercial Services & Supplies	12.17
Containers & Packaging	8.80
Electric Utilities	10.42
Energy Equipment & Services	4.72
Media	12.03
Metals & Mining	9.06
Paper & Forest Products	9.45
Wireless Telecommunication Services	7.21
Total U.S. Corporate Bonds	85.35
International Bonds
International Corporate Bonds
Food Products	9.31
Total Bonds	94.66
SHORT-TERM INVESTMENTS	5.89
TOTAL INVESTMENTS	100.55%

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes was $44,735,008; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,357,830
Gross unrealized depreciation	(930,715)
Net unrealized appreciation	$427,115

% Represents a percentage of net assets.

144A:                 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid  and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004 the value of these securities amounted to $3,557,500 or 7.92% of net assets.

1)            Transactions with Affiliates

The Funds may invest in shares of certain affiliated investment companies.These investments represented 17.55% of UBS Global Securities Relationship Fund's total net assets at September 30, 2004. Amounts relating to those investments for the period ended September 30, 2004 are summarized as follows:

Affiliates	Purchases	Sales Proceeds	Net Realized Gain/(Loss)	Change in Net Unrealized Gain/(Loss)	Value
UBS Small Cap Equity Relationship Fund	$12,000,000	$10,000,000	$5,834,527	$(4,294,350)	$31,147,260
UBS Emerging Markets Equity Relationship Fund	23,000,000	—	—	8,449,423	90,722,691
UBS High Yield Relationship Fund	—	18,500,000	3,798,914	(2,650,488)	10,408,631
UBS Emerging Markets Debt Relationship Fund	—	9,173,124	2,989,882	(2,899,256)	—

UBS Supplementary Trust U.S. Cash Management Prime Fund	375,073,184	391,092,592	—	—	57,962,222

The following Funds invest in shares of UBS Supplementary Trust U.S. Cash Management Prime Relationship Fund (“Supplementary Trust ”). The Supplementary Trust is managed by UBS Global Asset Management (Americas), Inc. (the “Advisor”) and offered as a cash management option only to mutual funds and certain other accounts managed by the Advisor Distributions from Supplementary Trust are reflected as interest income. Amounts relating to those investments at September 30, 2004 and for the period  then ended are summarized as follows:

Fund	Purchases	Sales Proceeds	Interest Income	Value	% of Net Assets
UBS Global Securities Relationship Fund	$375,073,184	$391,092,592	$688,240	$57,962,222	5.35%
UBS U.S. Large Cap Equity Relationship Fund	26,079,991	26,638,539	23,082	1,090,420	1.13
UBS Large Cap Select Equity Relationship Fund	1,516,289	1,531,411	3,071	242,176	2.14
UBS U.S. Large Cap Value Equity Relationship Fund	14,208,821	17,299,092	24,054	1,001,365	0.97
UBS Small Cap Equity Relationship Fund	76,391,990	87,046,913	109,430	11,305,856	3.68
UBS International Equity Relationship Fund	7,963,279	7,204,077	2,199	852,742	0.96
UBS Emerging Markets Equity Relationship Fund	125,705,532	128,165,583	52,431	—	0.00
UBS U.S. Cash Management Prime Relationship Fund	734,030,923	733,493,299	2,291,527	248,319,913	100.03
UBS U.S. Bond Relationship Fund	26,231,945	25,764,129	22,943	3,088,489	3.86
UBS High Yield Relationship Fund	129,470,422	129,154,014	51,873	5,357,979	4.11
UBS Emerging Markets Debt Relationship Fund	41,202,492	45,422,778	25,484	1,299,038	1.18
UBS U.S. Securitized Mortgage Relationship Fund	446,958,438	431,555,503	244,678	53,202,949	5.98
UBS Corporate Bond Relationship Fund	53,071,477	53,786,151	24,622	2,894,641	0.99
UBS Opportunistic High Yield Relationship Fund	13,495,119	10,849,496	3,801	2,645,623	5.89

2)    Securities Lending

The Funds may lend portfolio securities to broker dealers and financial institutions.UBS Global Securities Relationship Fund loaned securities to certain brokers,with the Fund's custodian acting as the Fund's lending agent. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in interest bearing securities, which are included in the schedule of investments. In addition, the UBS Global Securities Relationship Fund received securities as collateral amounting to $23,829,574, which cannot be resold. The Fund monitors the market value of securities loaned on a daily basis and initially requires collateral against the loaned securities in an amount at least equal to 102% of the value of domestic securities loaned and 105% of the value of foreign securities loaned.The cash collateral received is invested in short term securities and is included in the Schedule of Investments.The value of loaned securities and related collateral outstanding at September 30, 2004, were as follows:

Fund	Market Value of Securities Loaned	Collateral Received for Securities Loaned	Market Value of Investments of Cash Collateral Received
UBS Global Securities Relationship Fund	$63,572,107	$66,282,324	$42,452,750

Item 2.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)                Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Relationship Funds

By:	/s/ Joseph A. Varnas
Joseph A. Varnas
President

Date:	November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph A. Varnas
Joseph A. Varnas
President

Date:	November 29, 2004

By:	/s/ Joseph T. Malone
Joseph T. Malone
Treasurer

Date:	November 29, 2004